UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22424

Global Macro Absolute Return Advantage Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2015

Date of Reporting Period

Item 1.	Reports to Stockholders

Global Macro Absolute Return Advantage Portfolio

October 31, 2015

Consolidated Portfolio of Investments

Foreign Government Bonds — 71.8%

Security		Principal Amount (000’s omitted)	Value

Angola — 1.0%
Republic of Angola Via Northern Lights III BV, 7.00%, 8/16/19(1)	USD	19,320	$18,909,450

Total Angola			$18,909,450

Argentina — 1.8%
Republic of Argentina, 8.28%, 12/31/33(2)(3)	USD	17,542	$16,888,806
Republic of Argentina, 8.75%, 5/7/24	USD	16,443	16,681,078

Total Argentina			$33,569,884

Armenia — 1.5%
Republic of Armenia, 6.00%, 9/30/20(1)	USD	1,090	$1,082,353
Republic of Armenia, 7.15%, 3/26/25(1)	USD	28,029	27,886,613

Total Armenia			$28,968,966

Bangladesh — 1.3%
Bangladesh Treasury Bond, 8.50%, 12/7/16	BDT	159,400	$2,113,117
Bangladesh Treasury Bond, 8.75%, 5/7/16	BDT	152,900	1,996,769
Bangladesh Treasury Bond, 8.80%, 6/4/16	BDT	38,500	504,213
Bangladesh Treasury Bond, 11.48%, 7/4/17	BDT	64,600	899,755
Bangladesh Treasury Bond, 11.50%, 8/8/17	BDT	178,900	2,498,816
Bangladesh Treasury Bond, 11.50%, 11/7/17	BDT	173,600	2,441,633
Bangladesh Treasury Bond, 11.52%, 12/5/17	BDT	92,100	1,299,491
Bangladesh Treasury Bond, 11.55%, 9/5/17	BDT	395,800	5,545,373
Bangladesh Treasury Bond, 11.62%, 1/2/18	BDT	58,700	831,603
Bangladesh Treasury Bond, 11.70%, 4/3/18	BDT	103,000	1,474,360
Bangladesh Treasury Bond, 11.72%, 7/2/18	BDT	83,300	1,201,827
Bangladesh Treasury Bond, 11.75%, 7/10/18	BDT	73,600	1,058,207
Bangladesh Treasury Bond, 11.78%, 10/9/18	BDT	34,700	505,511
Bangladesh Treasury Bond, 11.82%, 3/6/18	BDT	189,300	2,709,674

Total Bangladesh			$25,080,349

Barbados — 1.0%
Barbados Government International Bond, 6.625%, 12/5/35(1)	USD	18,632	$16,000,230
Barbados Government International Bond, 6.625%, 12/5/35(4)	USD	3,039	2,609,741

Total Barbados			$18,609,971

Belarus — 0.8%
Republic of Belarus, 8.95%, 1/26/18(1)	USD	13,645	$14,167,058

Total Belarus			$14,167,058

Security		Principal Amount (000’s omitted)	Value

Colombia — 0.4%
Republic of Colombia, 5.00%, 6/15/45	USD	7,360	$6,568,800

Total Colombia			$6,568,800

Cyprus — 3.5%
Republic of Cyprus, 3.75%, 11/1/15(1)(4)	EUR	18,273	$20,093,910
Republic of Cyprus, 3.875%, 5/6/22(1)	EUR	14,216	16,156,009
Republic of Cyprus, 4.625%, 2/3/20(1)(4)	EUR	8,432	10,016,350
Republic of Cyprus, 4.75%, 6/25/19(1)	EUR	16,271	19,364,240

Total Cyprus			$65,630,509

Dominican Republic — 3.0%
Dominican Republic International Bond, 5.50%, 1/27/25(4)	USD	7,375	$7,338,125
Dominican Republic International Bond, 8.625%, 4/20/27(1)	USD	9,370	11,220,575
Dominican Republic International Bond, 8.625%, 4/20/27(4)	USD	1,234	1,477,715
Dominican Republic International Bond, 10.40%, 5/10/19(1)	DOP	576,600	12,989,931
Dominican Republic International Bond, 13.50%, 8/4/17(1)	DOP	24,000	564,931
Dominican Republic International Bond, 14.00%, 6/8/18(1)	DOP	591,100	14,379,904
Dominican Republic International Bond, 15.00%, 4/5/19(1)	DOP	174,300	4,414,320
Dominican Republic International Bond, 16.00%, 2/10/17(1)	DOP	157,400	3,752,465

Total Dominican Republic			$56,137,966

Ecuador — 7.2%
Republic of Ecuador, 7.95%, 6/20/24(1)	USD	68,770	$52,609,050
Republic of Ecuador, 7.95%, 6/20/24(4)	USD	20,283	15,516,495
Republic of Ecuador, 9.375%, 12/15/15(1)	USD	44,601	44,043,487
Republic of Ecuador, 10.50%, 3/24/20(4)	USD	27,476	22,805,080

Total Ecuador			$134,974,112

Georgia — 0.1%
Georgia Treasury Bond, 10.75%, 7/9/17	GEL	650	$264,691
Republic of Georgia, 6.875%, 4/12/21(1)	USD	2,090	2,239,958

Total Georgia			$2,504,649

Iceland — 3.4%
Republic of Iceland, 6.00%, 10/13/16	ISK	112,797	$639,689
Republic of Iceland, 6.25%, 2/5/20	ISK	3,353,930	24,691,449

20	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2015

Consolidated Portfolio of Investments — continued

Security		Principal Amount (000’s omitted)	Value

Iceland (continued)
Republic of Iceland, 6.50%, 1/24/31	ISK	355,681	$2,263,183
Republic of Iceland, 7.25%, 10/26/22	ISK	2,012,056	13,377,436
Republic of Iceland, 8.00%, 6/12/25	ISK	1,455,434	10,523,519
Republic of Iceland, 8.75%, 2/26/19	ISK	2,104,092	13,006,995

Total Iceland			$64,502,271

India — 5.8%
India Government Bond, 7.16%, 5/20/23	INR	1,798,440	$26,660,067
India Government Bond, 8.12%, 12/10/20	INR	1,096,550	17,072,283
India Government Bond, 8.15%, 11/24/26	INR	1,000,000	15,726,100
India Government Bond, 8.28%, 9/21/27	INR	729,000	11,495,084
India Government Bond, 8.40%, 7/28/24	INR	150,000	2,383,734
India Government Bond, 8.60%, 6/2/28	INR	733,330	11,880,496
India Government Bond, 8.83%, 11/25/23	INR	1,459,470	23,610,403

Total India			$108,828,167

Indonesia — 0.3%
Republic of Indonesia, 3.375%, 7/30/25(4)	EUR	4,915	$5,174,538

Total Indonesia			$5,174,538

Iraq — 2.3%
Republic of Iraq, 5.80%, 1/15/28(1)	USD	58,493	$43,284,820

Total Iraq			$43,284,820

Ivory Coast — 0.9%
Ivory Coast, 5.75%, 12/31/32(1)	USD	3,564	$3,185,325
Ivory Coast, 6.375%, 3/3/28(4)	USD	15,800	14,618,160

Total Ivory Coast			$17,803,485

Kazakhstan — 2.6%
Kazakhstan Government International Bond, 5.125%, 7/21/25(4)	USD	43,155	$43,155,000
Kazakhstan Government International Bond, 6.50%, 7/21/45(4)	USD	5,840	5,752,400

Total Kazakhstan			$48,907,400

Kenya — 0.6%
Kenya Infrastructure Bond, 11.00%, 10/12/26	KES	394,300	$3,142,615
Kenya Treasury Bond, 11.855%, 5/22/17	KES	81,200	737,562
Republic of Kenya, 6.875%, 6/24/24(1)	USD	7,656	7,133,478

Total Kenya			$11,013,655

Security		Principal Amount (000’s omitted)	Value

Lebanon — 3.5%
Lebanese Republic, 4.50%, 4/22/16	USD	18,892	$19,131,928
Lebanese Republic, 8.50%, 1/19/16(1)	USD	35,918	36,325,310
Lebanon Treasury Note, 6.18%, 7/28/16	LBP	4,656,650	3,124,349
Lebanon Treasury Note, 6.50%, 12/10/15	LBP	6,484,640	4,308,689
Lebanon Treasury Note, 6.50%, 12/27/15	LBP	4,335,590	2,883,063

Total Lebanon			$65,773,339

Macedonia — 3.4%
Republic of Macedonia, 3.975%, 7/24/21(1)	EUR	21,932	$23,345,770
Republic of Macedonia, 3.975%, 7/24/21(4)	EUR	34,672	36,810,166
Republic of Macedonia, 4.625%, 12/8/15	EUR	3,151	3,477,347

Total Macedonia			$63,633,283

Mongolia — 1.0%
Mongolia International Bond, 4.125%, 1/5/18(1)	USD	5,022	$4,758,345
Mongolia International Bond, 5.125%, 12/5/22(1)	USD	16,272	13,687,730

Total Mongolia			$18,446,075

New Zealand — 3.1%
New Zealand Government Bond, 2.00%, 9/20/25(1)(5)	NZD	32,282	$21,916,809
New Zealand Government Bond, 3.00%, 9/20/30(1)(5)	NZD	49,330	36,963,725

Total New Zealand			$58,880,534

Nigeria — 1.0%
Republic of Nigeria, 5.125%, 7/12/18(1)	USD	19,194	$19,074,037

Total Nigeria			$19,074,037

Pakistan — 1.7%
Islamic Republic of Pakistan, 7.125%, 3/31/16(1)	USD	3,216	$3,256,155
Islamic Republic of Pakistan, 7.25%, 4/15/19(4)	USD	8,752	9,126,586
Islamic Republic of Pakistan, 8.25%, 4/15/24(1)	USD	10,843	11,637,250
Islamic Republic of Pakistan, 8.25%, 4/15/24(4)	USD	6,666	7,154,284

Total Pakistan			$31,174,275

Romania — 2.0%
Romania Government Bond, 5.80%, 7/26/27	RON	52,890	$15,539,165
Romania Government Bond, 5.85%, 4/26/23	RON	74,720	21,911,455

Total Romania			$37,450,620

21	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2015

Consolidated Portfolio of Investments — continued

Security		Principal Amount (000’s omitted)	Value

Rwanda — 1.0%
Republic of Rwanda, 6.625%, 5/2/23(1)	USD	19,052	$18,522,431

Total Rwanda			$18,522,431

Serbia — 6.4%
Serbia Treasury Bond, 10.00%, 1/30/16	RSD	971,790	$9,013,340
Serbia Treasury Bond, 10.00%, 2/21/16	RSD	1,139,950	10,609,667
Serbia Treasury Bond, 10.00%, 10/17/16	RSD	216,400	2,081,525
Serbia Treasury Bond, 10.00%, 4/1/17	RSD	1,566,080	15,293,551
Serbia Treasury Bond, 10.00%, 5/8/17	RSD	1,573,120	15,404,578
Serbia Treasury Bond, 10.00%, 1/24/18	RSD	717,870	7,135,836
Serbia Treasury Bond, 10.00%, 3/2/18	RSD	212,970	2,120,597
Serbia Treasury Bond, 10.00%, 6/5/21	RSD	1,465,610	15,271,644
Serbia Treasury Bond, 10.00%, 2/5/22	RSD	4,167,590	43,258,192

Total Serbia			$120,188,930

Sri Lanka — 2.6%
Republic of Sri Lanka, 5.875%, 7/25/22(1)	USD	17,349	$16,749,592
Republic of Sri Lanka, 6.00%, 1/14/19(1)	USD	2,530	2,549,850
Republic of Sri Lanka, 6.25%, 10/4/20(1)	USD	5,972	6,025,748
Republic of Sri Lanka, 6.25%, 7/27/21(1)	USD	5,770	5,752,823
Sri Lanka Government Bond, 10.00%, 10/1/22	LKR	1,815,910	13,161,265
Sri Lanka Government Bond, 11.00%, 8/1/21	LKR	668,980	5,067,157

Total Sri Lanka			$49,306,435

Tanzania — 1.8%
United Republic of Tanzania, 6.538%, 3/9/20(1)(6)	USD	35,348	$34,596,855

Total Tanzania			$34,596,855

Thailand — 1.2%
Kingdom of Thailand, 1.25%, 3/12/28(1)(5)	THB	921,159	$22,123,794

Total Thailand			$22,123,794

Tunisia — 0.0%(7)
Banque Centrale de Tunisie SA, 5.75%, 1/30/25(1)	USD	936	$881,532

Total Tunisia			$881,532

Uganda — 0.0%(7)
Uganda Government Bond, 13.25%, 11/5/15	UGX	1,357,800	$381,925

Total Uganda			$381,925

Security		Principal Amount (000’s omitted)	Value

Venezuela — 3.7%
Bolivarian Republic of Venezuela, 5.75%, 2/26/16(1)(3)	USD	10,163	$9,273,738
Bolivarian Republic of Venezuela, 7.65%, 4/21/25(1)	USD	5,612	2,146,590
Bolivarian Republic of Venezuela, 9.25%, 9/15/27(3)	USD	63,991	28,316,017
Bolivarian Republic of Venezuela, 11.95%, 8/5/31(1)(3)	USD	65,501	29,802,955

Total Venezuela			$69,539,300

Zambia — 1.9%
Republic of Zambia, 5.375%, 9/20/22(1)	USD	5,069	$3,782,336
Republic of Zambia, 8.50%, 4/14/24(4)	USD	22,208	18,843,710
Republic of Zambia, 8.97%, 7/30/27(4)	USD	14,419	12,184,055

Total Zambia			$34,810,101

Total Foreign Government Bonds (identified cost $1,423,013,023)			$1,349,419,516

Foreign Corporate Bonds — 2.9%

Security		Principal Amount (000’s omitted)	Value

Azerbaijan — 0.4%
International Bank of Azerbaijan OJSC Via Rubrika Finance Co., Ltd., 6.17%, 5/10/17(1)(6)	USD	7,400	$7,104,000

Total Azerbaijan			$7,104,000

Georgia — 1.0%
Bank of Georgia JSC, 7.75%, 7/5/17(1)	USD	17,657	$18,426,492

Total Georgia			$18,426,492

India — 0.9%
Food Corp. of India, 9.95%, 3/7/22	INR	500,000	$8,312,052
Mahanagar Telephone Nigam, Ltd., 8.24%, 11/19/24	INR	113,000	1,756,779
Mahanagar Telephone Nigam, Ltd., 8.29%, 11/28/24	INR	400,000	6,204,606

Total India			$16,273,437

Russia — 0.6%
Gazprom OAO Via Gaz Capital SA, 3.755%, 3/15/17(1)	EUR	8,268	$9,175,727

22	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2015

Consolidated Portfolio of Investments — continued

Security		Principal Amount (000’s omitted)	Value

Russia (continued)
Sberbank of Russia Via SB Capital SA, 5.40%, 3/24/17(1)	USD	2,351	$2,409,775

Total Russia			$11,585,502

Total Foreign Corporate Bonds (identified cost $53,966,665)			$53,389,431

Sovereign Loans — 0.5%

Borrower		Principal Amount (000’s omitted)	Value

Ethiopia — 0.5%
Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 3.98%, Maturing August 1, 2021(8)(9)(10)(11)		$9,700	$9,122,070

Total Ethiopia			$9,122,070

Total Sovereign Loans (identified cost $9,007,455)			$9,122,070

Collateralized Mortgage Obligations — 0.8%

Security		Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 2770, (Interest Only), Class SH, 6.904%, 3/15/34(12)(13)		$3,359	$697,161
Series 3572, (Interest Only), Class JS, 6.604%, 9/15/39(12)(13)		6,146	970,105
Series 3586, (Interest Only), Class GS, 6.054%, 10/15/39(12)(13)		6,846	1,163,481

			$2,830,747

Federal National Mortgage Association:
Series 2005-85, (Interest Only), Class SC, 6.303%, 10/25/35(12)(13)		$10,252	$1,993,394
Series 2006-56, (Interest Only), Class CS, 7.013%, 7/25/36(12)(13)		4,704	998,447
Series 2006-72, (Interest Only), Class GI, 6.383%, 8/25/36(12)(13)		15,255	2,688,619
Series 2006-96, (Interest Only), Class SM, 7.053%, 10/25/36(12)(13)		10,359	2,082,566
Series 2007-36, (Interest Only), Class SG, 6.403%, 4/25/37(12)(13)		7,126	1,299,629

Security	Principal Amount (000’s omitted)	Value

Federal National Mortgage Association: (continued)
Series 2010-67, (Interest Only), Class BI, 5.50%, 6/25/25(13)	$2,880	$169,868
Series 2010-109, (Interest Only), Class PS, 6.403%, 10/25/40(12)(13)	8,400	1,483,691
Series 2010-147, (Interest Only), Class KS, 5.753%, 1/25/41(12)(13)	7,237	1,185,382

		$11,901,596

Total Collateralized Mortgage Obligations (identified cost $11,371,845)		$14,732,343

Common Stocks — 1.9%

Security	Shares	Value

Iceland — 1.0%
Eimskipafelag Islands HF	1,345,775	$2,749,844
Hagar HF	8,111,180	2,832,195
HB Grandi HF	8,178,396	2,725,284
Icelandair Group HF	15,294,491	4,103,429
Marel HF	2,108,527	3,746,780
Reitir Fasteignafelag HF(14)	4,478,610	2,953,465

Total Iceland		$19,110,997

Romania — 0.4%
Banca Transilvania(14)	2,355,800	$1,480,376
BRD-Groupe Societe Generale SA(14)	462,800	1,342,805
Electrica SA	387,200	1,129,727
OMV Petrom SA	12,626,000	1,016,239
Societatea Nationala de Gaze Naturale ROMGAZ SA	132,300	957,283
Societatea Nationala Nuclearelectrica SA	165,000	282,160
Transelectrica SA	190,300	1,222,018
Transgaz SA Medias	18,500	1,215,225

Total Romania		$8,645,833

Singapore — 0.5%
Yoma Strategic Holdings, Ltd.(14)	28,302,666	$8,672,103

Total Singapore		$8,672,103

Total Common Stocks (identified cost $40,720,282)		$36,428,933

23	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2015

Consolidated Portfolio of Investments — continued

Investment Funds — 0.4%

Security	Shares	Value

Romania — 0.4%
Fondul Proprietatea SA	40,343,321	$8,199,695

Total Investment Funds (identified cost $10,062,768)		$8,199,695

Currency Options Purchased — 1.7%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value

Call INR/Put USD	JPMorgan Chase Bank, N.A.	INR	2,802,889	INR	65.58	1/4/16	$348,075
Call INR/Put USD	Standard Chartered Bank	INR	2,011,136	INR	65.52	1/4/16	238,040
Put CNH/Call USD	Citibank, N.A.	CNH	151,241	CNH	6.34	6/7/16	582,888
Put CNH/Call USD	Deutsche Bank AG	CNH	150,481	CNH	6.40	7/27/16	559,447
Put CNH/Call USD	Goldman Sachs International	CNH	163,993	CNH	6.39	7/27/16	616,985
Put CNH/Call USD	Standard Chartered Bank	CNH	187,110	CNH	6.34	6/7/16	721,128
Put CNH/Call USD	Standard Chartered Bank	CNH	170,917	CNH	6.39	7/27/16	641,841
Put CNH/Call USD	Standard Chartered Bank	CNH	165,452	CNH	6.47	6/15/17	996,935
Put CNH/Call USD	Standard Chartered Bank	CNH	177,384	CNH	6.47	6/15/17	1,065,457
Put EUR/Call USD	Deutsche Bank AG	EUR	46,612	USD	1.10	11/1/16	1,896,588
Put EUR/Call USD	Deutsche Bank AG	EUR	42,731	USD	1.18	11/1/16	3,675,635
Put EUR/Call USD	Deutsche Bank AG	EUR	35,584	USD	1.28	11/1/16	5,933,489
Put EUR/Call USD	Goldman Sachs International	EUR	61,159	USD	1.06	11/10/15	19,810
Put EUR/Call USD	Goldman Sachs International	EUR	67,883	USD	1.10	12/10/15	890,270
Put EUR/Call USD	Goldman Sachs International	EUR	43,087	USD	1.19	10/29/19	4,306,983
Put EUR/Call USD	Goldman Sachs International	EUR	32,996	USD	1.38	10/29/19	7,233,793
Put EUR/Call USD	JPMorgan Chase Bank, N.A.	EUR	61,223	USD	1.06	11/10/15	17,862
Put GBP/Call USD	BNP Paribas	GBP	8,583	USD	1.52	11/10/15	10,580
Put GBP/Call USD	Goldman Sachs International	GBP	35,143	USD	1.52	11/10/15	43,322

Put JPY/Call USD	Deutsche Bank AG	JPY	4,012,610	JPY	120.21	1/6/16	522,530
Put JPY/Call USD	Goldman Sachs International	JPY	2,777,520	JPY	120.00	11/11/15	204,310
Put JPY/Call USD	Goldman Sachs International	JPY	4,703,760	JPY	120.27	1/6/16	602,098

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value

Put JPY/Call USD	JPMorgan Chase Bank, N.A.	JPY	3,212,880	JPY	120.00	11/11/15	$236,334
Put JPY/Call USD	Standard Chartered Bank	JPY	4,704,180	JPY	120.25	1/6/16	605,617

Total Currency Options Purchased (identified cost $27,448,276)							$31,970,017

Call Options Purchased — 0.3%

Description	Counterparty	Number of Contracts	Strike Price		Expiration Date	Value

Hang Seng Index	Citibank, N.A.	394	HK	D 14,000.00	12/30/15	$16,401
Hang Seng Index	Deutsche Bank AG	605	HK	D 11,800.00	12/30/15	247,660
Nikkei 225 Index	Deutsche Bank AG	210	JPY	20,000.00	11/13/15	73,819
Nikkei 225 Index	Goldman Sachs International	221	JPY	16,000.00	5/13/16	5,793,112

Total Call Options Purchased (identified cost $7,061,467)						$6,130,992

Interest Rate Swaptions Purchased — 0.0%(7)

Description	Counterparty	Expiration Date	Notional Amount (000’s omitted)	Value

Option to receive 3-month Saudi Riyal Interbank Offered Rate and pay 2.84%	Goldman Sachs International	8/18/16	SAR 76,309	$134,500
Option to receive 3-month Saudi Riyal Interbank Offered Rate and pay 2.88%	Goldman Sachs International	8/18/16	SAR 156,148	256,365

Total Interest Rate Swaptions Purchased (identified cost $743,790)				$390,865

24	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2015

Consolidated Portfolio of Investments — continued

Short-Term Investments — 17.7%

Foreign Government Securities — 4.2%

Security		Principal Amount (000’s omitted)	Value

Iceland — 0.8%
Iceland Treasury Bill, 0.00%, 11/16/15	ISK	193,340	$1,088,219
Iceland Treasury Bill, 0.00%, 12/15/15	ISK	284,976	1,596,008
Iceland Treasury Bill, 0.00%, 1/15/16	ISK	1,521,270	8,482,235
Iceland Treasury Bill, 0.00%, 4/15/16	ISK	626,230	3,480,643

Total Iceland			$14,647,105

Lebanon — 3.4%
Lebanon Treasury Bill, 0.00%, 11/12/15	LBP	10,003,900	$6,626,149
Lebanon Treasury Bill, 0.00%, 11/26/15	LBP	7,058,400	4,667,924
Lebanon Treasury Bill, 0.00%, 12/24/15	LBP	9,081,700	5,985,515
Lebanon Treasury Bill, 0.00%, 1/7/16	LBP	8,152,230	5,364,006
Lebanon Treasury Bill, 0.00%, 1/14/16	LBP	28,502,800	18,741,049
Lebanon Treasury Bill, 0.00%, 1/28/16	LBP	10,978,760	7,207,064
Lebanon Treasury Bill, 0.00%, 2/4/16	LBP	2,832,740	1,857,876
Lebanon Treasury Bill, 0.00%, 2/11/16	LBP	4,000,000	2,620,914
Lebanon Treasury Bill, 0.00%, 2/18/16	LBP	2,746,900	1,798,754
Lebanon Treasury Bill, 0.00%, 3/3/16	LBP	4,884,100	3,193,076
Lebanon Treasury Bill, 0.00%, 9/22/16	LBP	4,654,510	2,966,899
Lebanon Treasury Bill, 0.00%, 10/6/16	LBP	5,155,520	3,276,000

Total Lebanon			$64,305,226

Total Foreign Government Securities (identified cost $78,863,447)			$78,952,331

U.S. Treasury Obligations — 4.3%

Security		Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 12/17/15(15)		$30,500	$30,499,481
U.S. Treasury Bill, 0.00%, 1/7/16(15)		15,000	14,998,275
U.S. Treasury Bill, 0.00%, 3/24/16(15)		35,000	34,982,115

Total U.S. Treasury Obligations (identified cost $80,495,341)			$80,479,871

Repurchase Agreements — 0.3%
Description		Principal Amount (000’s omitted)	Value

Bank of America, N.A.:
Dated 10/27/15 with a maturity date of 11/20/15, an interest rate of 0.32% payable by the Portfolio and repurchase proceeds of EUR 4,861,006, collateralized by EUR 4,000,000 Spain Government Bond 4.60%, due 7/30/19 and a market value, including accrued interest, of $5,136,790.	EUR	4,862	$5,346,500

Total Repurchase Agreements (identified cost $5,368,864)			$5,346,500

Other — 8.9%

Description		Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.20%(16)		$167,896	$167,895,836

Total Other (identified cost $167,895,836)			$167,895,836

Total Short-Term Investments (identified cost $332,623,488)			$332,674,538

Total Investments — 98.0% (identified cost $1,916,019,059)			$1,842,458,400

Less Unfunded Loan Commitments — (0.0)%(7)			$(584,358)

Net Investments — 98.0% (identified cost $1,915,434,701)			$1,841,874,042

Currency Options Written — (1.3)%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value

Put CNH/Call USD	Goldman Sachs International	CNH	163,993	CNH	6.39	7/27/16	$(616,985)
Put CNH/Call USD	Goldman Sachs International	CNH	150,481	CNH	6.40	7/27/16	(559,447)
Put CNH/Call USD	Standard Chartered Bank	CNH	187,110	CNH	6.34	6/7/16	(721,128)
Put CNH/Call USD	Standard Chartered Bank	CNH	170,917	CNH	6.39	7/27/16	(641,841)
Put EUR/Call USD	Deutsche Bank AG	EUR	42,731	USD	1.18	11/1/16	(3,675,635)
Put EUR/Call USD	Deutsche Bank AG	EUR	35,584		USD 1.28	11/1/16	(5,933,489)

25	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2015

Consolidated Portfolio of Investments — continued

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value

Put EUR/Call USD	Goldman Sachs International	EUR	43,087		USD 1.19	10/29/19	(4,306,983)
Put EUR/Call USD	Goldman Sachs International	EUR	32,996		USD 1.38	10/29/19	(7,233,793)
Put GBP/Call USD	BNP Paribas	GBP	8,583		USD 1.52	11/10/15	(10,580)
Put GBP/Call USD	Goldman Sachs International	GBP	35,143		USD 1.52	11/10/15	(43,322)
Put JPY/Call USD	Goldman Sachs International	JPY	2,777,520		JPY 120.00	11/11/15	(204,310)
Put JPY/Call USD	JPMorgan Chase Bank, N.A.	JPY	3,212,880		JPY 120.00	11/11/15	(236,334)

Total Currency Options Written (premiums received $27,778,456)							$(24,183,847)

Call Options Written — (0.3)%

Description	Counterparty	Number of Contracts		Strike Price		Expiration Date	Value

Nikkei 225 Index	Goldman Sachs International		210	JPY	20,000.00	11/13/15	$(73,819)
Nikkei 225 Index	Goldman Sachs International		221	JPY	16,000.00	5/13/16	(5,793,112)

Total Call Options Written (premiums received $6,053,681)							$(5,866,931)

Interest Rate Swaptions Written — (0.0)%(7)

Description	Counterparty	Expiration Date	Notional Amount (000’s omitted)	Value

Option to pay 3-month USD-LIBOR-BBA Rate and receive 1.98%	Goldman Sachs International	8/18/16	$20,108	$(127,776)
Option to pay 3-month USD-LIBOR-BBA Rate and receive 2.01%	Morgan Stanley & Co. International PLC	8/18/16	40,651	(245,704)

Total Interest Rate Swaptions Written (premium received $783,817)				$(373,480)

Securities Sold Short — (0.3)%

Foreign Government Bonds — (0.3)%

Security		Principal Amount (000’s omitted)	Value

Spain — (0.3)%
Spain Government Bond, 4.60%, 7/30/19	EUR	(4,000)	$(5,084,682)

Total Spain			$(5,084,682)

Total Foreign Government Bonds (proceeds $5,083,801)			$(5,084,682)

Total Securities Sold Short (proceeds $5,083,801)			$(5,084,682)

Other Assets, Less Liabilities — 3.9%			$72,643,293

Net Assets — 100.0%			$1,879,008,395

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2015, the aggregate value of these securities is $703,783,826 or 37.5% of the Portfolio’s net assets.

(2)	Defaulted security.

(3)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(4)	Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At October 31, 2015, the aggregate value of these securities is $232,676,315 or 12.4% of the Portfolio’s net assets.

(5)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(6)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2015.

(7)	Amount is less than 0.05% or (0.05)%, as applicable.

(8)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(9)	Unfunded or partially unfunded loan commitments. See Note 1G for description.

(10)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(11)	Variable interest rate that updates semiannually based on changes to the London Interbank Offered Rate (LIBOR). The stated interest rate represents a weighted average rate at October 31, 2015.

26	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2015

Consolidated Portfolio of Investments — continued

(12)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at October 31, 2015.

(13)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.
(14)	Non-income producing.

(15)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.

(16)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2015.

Forward Commodity Contracts(1)
Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation

12/2/15	Gold 8,388 Troy Ounces	United States Dollar 9,970,375	Citibank, N.A.	$389,928
12/2/15	Gold 3,113 Troy Ounces	United States Dollar 3,704,079	Merrill Lynch International	147,947

				$537,875

(1)	Non-deliverable contracts that are settled with the counterparty in cash.

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	42,183,676	HUF	13,064,917,273	JPMorgan Chase Bank, N.A.	11/3/15	$145,592	$—
EUR	32,758,747	PLN	140,305,712	BNP Paribas	11/3/15	—	(284,547)
HUF	13,064,917,273	EUR	42,146,304	JPMorgan Chase Bank, N.A.	11/3/15	—	(104,496)
PLN	40,313,596	EUR	9,486,780	JPMorgan Chase Bank, N.A.	11/3/15	40	—
PLN	99,992,116	EUR	24,026,748	JPMorgan Chase Bank, N.A.	11/3/15	—	(545,488)
USD	4,198,783	EUR	3,801,042	Deutsche Bank AG	11/4/15	18,917	—
USD	1,731,286	EUR	1,560,320	Deutsche Bank AG	11/4/15	15,459	—
USD	1,723,902	EUR	1,557,274	Deutsche Bank AG	11/4/15	11,425	—
USD	1,669,897	EUR	1,518,088	Deutsche Bank AG	11/4/15	511	—
AUD	45,259,701	USD	32,564,355	Australia and New Zealand Banking Group Limited	11/5/15	—	(293,028)
AUD	8,585,299	USD	6,167,679	Morgan Stanley & Co. International PLC	11/5/15	—	(46,141)
USD	32,803,552	AUD	45,259,701	Australia and New Zealand Banking Group Limited	11/5/15	532,226	—
USD	16,604,812	AUD	22,935,299	Morgan Stanley & Co. International PLC	11/5/15	251,357	—
USD	25,549,671	AUD	36,166,539	Morgan Stanley & Co. International PLC	11/5/15	—	(237,998)
TRY	27,124,000	USD	9,301,496	Bank of America, N.A.	11/6/15	—	(8,927)
TRY	81,976,000	USD	28,070,416	Nomura International PLC	11/6/15	14,219	—
PHP	727,378,000	USD	15,389,358	Bank of America, N.A.	11/9/15	143,946	—
PHP	954,952,000	USD	20,221,323	BNP Paribas	11/9/15	171,869	—
PHP	712,125,000	USD	15,066,646	Citibank, N.A.	11/9/15	140,927	—
TRY	54,506,000	USD	18,962,302	BNP Paribas	11/9/15	—	(305,512)
USD	25,398,724	PHP	1,173,990,000	Bank of America, N.A.	11/9/15	327,932	—
USD	19,674,832	PHP	909,961,000	Citibank, N.A.	11/9/15	242,432	—
USD	6,683,974	PHP	310,504,000	JPMorgan Chase Bank, N.A.	11/9/15	53,098	—
USD	4,460,554	THB	161,026,000	Standard Chartered Bank	11/9/15	—	(65,778)
EUR	26,290,000	USD	28,952,914	Standard Chartered Bank	11/10/15	—	(40,741)
NZD	548,668	USD	350,393	Goldman Sachs International	11/10/15	20,951	—
NZD	6,522,000	USD	4,350,347	JPMorgan Chase Bank, N.A.	11/10/15	63,807	—

27	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2015

Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	4,009,428	EUR	3,600,000	Standard Chartered Bank	11/10/15	$50,363	$—
USD	67,707,308	EUR	62,032,000	Standard Chartered Bank	11/10/15	—	(511,783)
USD	10,015,643	NZD	15,420,900	Goldman Sachs International	11/10/15	—	(421,374)
USD	8,971,710	NZD	13,905,316	Standard Chartered Bank	11/10/15	—	(439,545)
USD	7,653,354	THB	271,828,000	Deutsche Bank AG	11/10/15	12,735	—
PHP	275,469,000	USD	5,975,466	Goldman Sachs International	11/12/15	—	(93,147)
USD	5,956,086	PHP	275,469,000	Citibank, N.A.	11/12/15	73,768	—
USD	5,302,294	THB	193,030,000	Deutsche Bank AG	11/16/15	—	(122,243)
USD	1,001,455	THB	36,486,000	JPMorgan Chase Bank, N.A.	11/16/15	—	(23,876)
USD	10,583,018	TWD	344,001,000	Bank of America, N.A.	11/16/15	—	(11,196)
USD	12,484,479	TWD	405,808,000	BNP Paribas	11/16/15	—	(13,207)
USD	13,444,824	TWD	437,024,000	Goldman Sachs International	11/16/15	—	(14,223)
JPY	2,317,465,000	USD	19,247,728	JPMorgan Chase Bank, N.A.	11/17/15	—	(40,722)
USD	3,594,253	EUR	3,181,673	JPMorgan Chase Bank, N.A.	11/17/15	94,929	—
USD	3,656,211	EUR	3,256,223	JPMorgan Chase Bank, N.A.	11/17/15	74,894	—
USD	1,832,969	EUR	1,610,577	JPMorgan Chase Bank, N.A.	11/17/15	61,595	—
USD	2,333,385	EUR	2,070,213	JPMorgan Chase Bank, N.A.	11/17/15	56,486	—
USD	1,323,610	EUR	1,162,990	JPMorgan Chase Bank, N.A.	11/17/15	44,509	—
USD	1,142,577	EUR	1,005,099	JPMorgan Chase Bank, N.A.	11/17/15	37,132	—
USD	3,753,994	EUR	3,396,785	JPMorgan Chase Bank, N.A.	11/17/15	18,082	—
USD	892,229	EUR	808,285	JPMorgan Chase Bank, N.A.	11/17/15	3,246	—
USD	18,645,477	JPY	2,317,465,000	JPMorgan Chase Bank, N.A.	11/17/15	—	(561,529)
CLP	10,193,277,000	USD	14,764,306	BNP Paribas	11/18/15	—	(46,029)
USD	14,619,047	CLP	10,193,277,000	BNP Paribas	11/18/15	—	(99,229)
USD	17,349,775	RON	68,887,281	BNP Paribas	11/18/15	269,946	—
USD	675,682	RON	2,682,797	BNP Paribas	11/18/15	10,513	—
MXN	971,889,000	USD	58,586,352	Standard Chartered Bank	11/19/15	187,276	—
USD	35,517,535	NZD	54,437,592	Standard Chartered Bank	11/19/15	—	(1,301,201)
CNH	68,980,000	USD	10,615,574	Bank of America, N.A.	11/20/15	273,988	—
CNH	68,100,000	USD	10,484,181	Deutsche Bank AG	11/20/15	266,459	—
CNH	86,954,000	USD	13,376,510	Goldman Sachs International	11/20/15	350,527	—
SGD	29,710,000	USD	20,837,907	Bank of America, N.A.	11/20/15	356,890	—
SGD	26,412,000	USD	18,539,941	Goldman Sachs International	11/20/15	302,098	—
SGD	23,630,000	USD	16,576,803	Goldman Sachs International	11/20/15	280,587	—
USD	10,702,040	CNH	68,980,000	Bank of America, N.A.	11/20/15	—	(187,522)
USD	10,562,233	CNH	68,100,000	Deutsche Bank AG	11/20/15	—	(188,407)
USD	13,487,514	CNH	86,954,000	Goldman Sachs International	11/20/15	—	(239,523)
USD	32,477,051	SGD	45,640,000	Bank of America, N.A.	11/20/15	—	(82,038)
USD	35,601,878	SGD	50,042,000	Goldman Sachs International	11/20/15	—	(97,550)
CAD	53,213,000	USD	40,992,042	State Street Bank and Trust Company	11/23/15	—	(302,463)
CAD	47,658,000	USD	36,944,043	State Street Bank and Trust Company	11/23/15	—	(502,122)
PHP	593,500,000	USD	12,722,401	Goldman Sachs International	11/23/15	—	(51,877)
USD	75,991,412	CAD	100,871,000	State Street Bank and Trust Company	11/23/15	—	(1,140,089)
USD	12,831,045	PHP	593,500,000	BNP Paribas	11/23/15	160,522	—
USD	4,200,639	PLN	15,786,000	Standard Chartered Bank	11/24/15	118,431	—
USD	60,103,111	EUR	54,080,199	Goldman Sachs International	11/25/15	617,651	—

28	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2015

Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	6,522,738	EUR	5,769,057	Goldman Sachs International	11/25/15	$177,070	$—
USD	1,709,617	EUR	1,474,392	Goldman Sachs International	11/25/15	87,861	—
USD	846,853	EUR	766,544	Goldman Sachs International	11/25/15	3,693	—
USD	6,886,553	RON	27,157,122	BNP Paribas	11/25/15	154,423	—
USD	3,352,453	RON	12,901,579	BNP Paribas	11/25/15	154,208	—
USD	3,478,654	RON	13,486,742	BNP Paribas	11/25/15	135,350	—
USD	2,652,710	RON	10,325,370	BNP Paribas	11/25/15	93,096	—
USD	8,329,222	TWD	273,490,000	Australia and New Zealand Banking Group Limited	11/25/15	—	(92,178)
USD	5,078,925	TWD	167,249,000	BNP Paribas	11/25/15	—	(71,065)
USD	7,175,091	TWD	235,630,000	JPMorgan Chase Bank, N.A.	11/25/15	—	(80,510)
EUR	14,608,000	USD	17,498,700	HSBC Bank USA, N.A.	11/27/15	—	(1,430,238)
USD	18,384,168	EUR	14,608,000	Standard Chartered Bank	11/27/15	2,315,707	—
USD	11,319,112	TWD	366,660,000	BNP Paribas	11/30/15	29,746	—
USD	8,929,288	TWD	289,300,000	JPMorgan Chase Bank, N.A.	11/30/15	21,816	—
ZMW	15,022,000	USD	1,938,323	Standard Chartered Bank	11/30/15	—	(758,369)
EUR	791,139	USD	873,497	Standard Chartered Bank	12/2/15	—	(3,207)
EUR	2,797,203	USD	3,093,539	Standard Chartered Bank	12/2/15	—	(16,486)
EUR	7,755,135	USD	8,671,870	Standard Chartered Bank	12/2/15	—	(140,861)
USD	126,273,855	EUR	109,567,734	Standard Chartered Bank	12/2/15	5,744,264	—
USD	13,559,840	EUR	11,998,000	Standard Chartered Bank	12/2/15	361,483	—
USD	11,247,393	TWD	372,120,000	Bank of America, N.A.	12/2/15	—	(209,697)
USD	8,863,877	TWD	293,350,000	Deutsche Bank AG	12/2/15	—	(167,988)
USD	5,627,142	TWD	186,174,000	Goldman Sachs International	12/2/15	—	(104,913)
GBP	24,983,249	EUR	33,783,289	BNP Paribas	12/3/15	1,343,508	—
GBP	24,805,057	EUR	33,747,000	Morgan Stanley & Co. International PLC	12/3/15	1,108,778	—
ZMW	15,312,000	USD	1,953,061	ICBC Standard Bank plc	12/3/15	—	(752,145)
ZMW	25,454,000	USD	3,254,987	ICBC Standard Bank plc	12/3/15	—	(1,258,637)
USD	27,246,800	EUR	24,390,000	Goldman Sachs International	12/4/15	415,690	—
USD	9,242,275	EUR	8,206,500	Goldman Sachs International	12/4/15	214,415	—
ZMW	14,361,000	USD	1,853,032	Standard Chartered Bank	12/4/15	—	(727,228)
ZMW	15,214,000	USD	1,953,017	ICBC Standard Bank plc	12/8/15	—	(762,562)
INR	953,970,000	USD	14,559,982	Australia and New Zealand Banking Group Limited	12/9/15	—	(55,551)
INR	785,620,000	USD	12,019,890	Australia and New Zealand Banking Group Limited	12/9/15	—	(75,100)
USD	30,833,805	INR	2,031,550,000	Bank of America, N.A.	12/9/15	—	(54,458)
USD	26,161,075	INR	1,723,939,000	Deutsche Bank AG	12/9/15	—	(50,182)
USD	9,680,516	INR	631,765,000	Standard Chartered Bank	12/9/15	74,982	—
TRY	214,400	USD	68,598	Standard Chartered Bank	12/11/15	4,110	—
USD	2,232,267	TRY	6,976,840	Standard Chartered Bank	12/11/15	—	(133,743)
USD	9,658,012	TRY	30,185,633	Standard Chartered Bank	12/11/15	—	(578,646)
USD	11,578,123	NZD	18,495,404	Deutsche Bank AG	12/15/15	—	(907,349)
CHF	73,295,000	USD	75,862,961	BNP Paribas	12/16/15	—	(1,603,470)
SEK	630,178,000	USD	76,338,946	BNP Paribas	12/16/15	—	(2,502,471)
USD	75,914,820	CHF	73,295,000	BNP Paribas	12/16/15	1,655,329	—
USD	15,697,434	EUR	14,055,725	Goldman Sachs International	12/16/15	230,494	—
USD	643,166	EUR	564,775	Goldman Sachs International	12/16/15	21,687	—
USD	461,646	EUR	409,496	Goldman Sachs International	12/16/15	11,036	—

29	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2015

Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	912,194	EUR	818,993	Goldman Sachs International	12/16/15	$10,973	$—
USD	321,185	EUR	282,388	Goldman Sachs International	12/16/15	10,445	—
USD	631,503	EUR	564,775	Goldman Sachs International	12/16/15	10,024	—
USD	30,648,323	EUR	27,442,983	Standard Chartered Bank	12/16/15	450,026	—
USD	6,097,222	EUR	5,371,292	Standard Chartered Bank	12/16/15	186,645	—
USD	51,904,008	SEK	433,004,000	BNP Paribas	12/16/15	1,169,948	—
USD	23,560,325	SEK	197,174,000	BNP Paribas	12/16/15	457,910	—
EUR	49,472,323	HUF	15,476,921,500	Deutsche Bank AG	12/17/15	—	(293,430)
HUF	15,476,921,500	EUR	49,648,323	Deutsche Bank AG	12/17/15	99,754	—
PLN	144,651,000	EUR	34,302,679	Deutsche Bank AG	12/17/15	—	(363,208)
CAD	50,361,459	USD	39,027,487	Standard Chartered Bank	12/23/15	—	(523,986)
USD	37,925,784	CAD	50,361,459	Standard Chartered Bank	12/23/15	—	(577,717)
USD	66,927,840	EUR	59,192,557	JPMorgan Chase Bank, N.A.	12/23/15	1,781,391	—
ZMW	8,718,000	USD	1,092,481	Citibank, N.A.	12/23/15	—	(415,047)
ZMW	14,426,000	USD	1,816,877	Standard Chartered Bank	12/28/15	—	(698,483)
PHP	147,593,000	USD	3,127,633	BNP Paribas	1/6/16	16,288	—
USD	3,183,628	PHP	147,593,000	Goldman Sachs International	1/6/16	39,707	—
USD	10,176,801	SGD	14,571,143	Standard Chartered Bank	1/6/16	—	(201,851)
ZMW	5,847,000	USD	726,787	BNP Paribas	1/11/16	—	(276,937)
ZMW	16,502,000	USD	1,952,899	ICBC Standard Bank plc	1/11/16	—	(683,286)
TRY	27,756,000	ZAR	138,377,538	Standard Chartered Bank	1/13/16	—	(547,220)
USD	1,099,242	AUD	1,508,000	Goldman Sachs International	1/13/16	27,666	—
USD	3,359,783	TRY	9,146,000	BNP Paribas	1/13/16	286,859	—
USD	6,831,815	TRY	18,610,000	Standard Chartered Bank	1/13/16	579,125	—
ZAR	138,377,538	USD	10,129,015	Standard Chartered Bank	1/13/16	—	(256,181)
ZMW	14,836,000	USD	1,755,740	Standard Chartered Bank	1/14/16	—	(616,452)
USD	25,059,228	EUR	21,901,282	Standard Chartered Bank	1/15/16	942,400	—
USD	1,231,459	EUR	1,080,000	Standard Chartered Bank	1/15/16	42,206	—
ZMW	14,512,000	USD	1,820,828	Citibank, N.A.	1/15/16	—	(707,120)
ZMW	14,916,000	USD	1,755,856	Standard Chartered Bank	1/19/16	—	(614,008)
ZMW	59,316,000	USD	7,266,891	Standard Chartered Bank	1/19/16	—	(2,726,138)
USD	46,041,022	SGD	63,974,000	Goldman Sachs International	1/21/16	491,824	—
RSD	1,561,852,110	EUR	12,298,048	Citibank, N.A.	1/22/16	590,692	—
USD	21,470,688	RON	83,862,360	Citibank, N.A.	1/25/16	682,442	—
USD	5,275,056	THB	187,581,000	Deutsche Bank AG	1/26/16	16,425	—
USD	5,470,595	TWD	177,674,000	Goldman Sachs International	1/26/16	112	—
EUR	7,571,901	USD	8,321,898	Standard Chartered Bank	1/27/16	18,131	—
EUR	2,519,016	USD	2,773,437	Standard Chartered Bank	1/27/16	1,120	—
EUR	3,689,123	USD	4,074,009	Standard Chartered Bank	1/27/16	—	(10,645)
EUR	8,990,381	USD	10,027,781	Standard Chartered Bank	1/27/16	—	(125,375)
USD	31,831,288	EUR	27,984,903	Standard Chartered Bank	1/27/16	1,007,469	—
USD	5,947,107	PEN	19,789,000	BNP Paribas	1/28/16	4,465	—
USD	5,947,107	PEN	19,789,000	Standard Chartered Bank	1/28/16	4,465	—
RSD	765,784,367	EUR	5,980,354	Citibank, N.A.	1/29/16	337,396	—
RSD	103,688,344	EUR	817,860	Citibank, N.A.	1/29/16	36,749	—
RSD	53,535,000	EUR	422,534	Deutsche Bank AG	1/29/16	18,680	—

30	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2015

Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	24,539,964	TWD	794,420,000	Goldman Sachs International	1/29/16	$80,593	$—
PLN	140,305,712	EUR	32,623,924	BNP Paribas	2/3/16	280,197	—
ZMW	16,444,200	USD	1,952,993	ICBC Standard Bank plc	2/8/16	—	(709,278)
USD	867,524	UYU	26,980,000	HSBC Bank USA, N.A.	2/19/16	—	(20,158)
UYU	26,980,000	USD	972,252	HSBC Bank USA, N.A.	2/19/16	—	(84,571)
ZMW	16,727,000	USD	1,952,948	ICBC Standard Bank plc	2/19/16	—	(695,426)
USD	5,947,153	PEN	20,369,000	Standard Chartered Bank	2/24/16	—	(134,870)
USD	8,920,667	PEN	30,754,000	BNP Paribas	2/26/16	—	(258,307)
CNY	142,690,000	USD	22,343,351	JPMorgan Chase Bank, N.A.	3/2/16	—	(50,016)
CNY	142,691,000	USD	22,343,297	Standard Chartered Bank	3/2/16	—	(49,806)
USD	45,840,655	CNY	285,381,000	Standard Chartered Bank	3/2/16	1,253,830	—
CNY	69,185,000	USD	10,833,007	BNP Paribas	3/7/16	—	(27,885)
CNY	73,914,000	USD	11,574,381	Standard Chartered Bank	3/7/16	—	(30,697)
USD	22,980,408	CNY	143,099,000	Standard Chartered Bank	3/7/16	631,601	—
OMR	8,447,000	USD	21,846,066	BNP Paribas	4/1/16	1,444	—
USD	21,849,457	OMR	8,447,000	BNP Paribas	4/1/16	1,947	—
OMR	5,889,000	USD	15,217,447	BNP Paribas	5/11/16	—	(14,143)
USD	15,177,835	OMR	5,889,000	BNP Paribas	5/11/16	—	(25,469)
OMR	21,539,450	USD	55,633,055	BNP Paribas	6/6/16	—	(119,009)
USD	36,120,719	OMR	13,994,250	BNP Paribas	6/6/16	53,064	—
USD	19,472,489	OMR	7,545,200	BNP Paribas	6/6/16	26,097	—
CNH	135,880,000	USD	20,740,288	Standard Chartered Bank	6/13/16	388,621	—
CNH	23,858,593	USD	3,641,421	Standard Chartered Bank	6/13/16	68,514	—
USD	23,948,815	CNH	159,738,593	Standard Chartered Bank	6/13/16	—	(890,031)
CNH	101,675,444	USD	15,480,427	Goldman Sachs International	7/29/16	293,432	—
CNH	86,954,000	USD	13,237,022	Goldman Sachs International	7/29/16	252,962	—
CNH	67,650,000	USD	10,300,723	Goldman Sachs International	7/29/16	194,452	—
CNH	142,727,102	USD	21,725,718	Standard Chartered Bank	7/29/16	416,868	—
USD	19,878,750	CNH	132,889,444	Goldman Sachs International	7/29/16	—	(737,628)
USD	18,388,972	CNH	123,390,000	Goldman Sachs International	7/29/16	—	(753,669)
USD	21,170,160	CNH	142,727,102	Standard Chartered Bank	7/29/16	—	(972,426)
USD	10,649,007	OMR	4,148,640	BNP Paribas	8/17/16	4,971	—
USD	8,920,626	PEN	31,356,000	Standard Chartered Bank	8/29/16	—	(144,974)
RSD	152,090,108	EUR	1,205,629	Deutsche Bank AG	9/21/16	—	(34,630)
RSD	382,362,995	EUR	3,021,438	Deutsche Bank AG	9/21/16	—	(76,438)
USD	888,877	AOA	162,220,000	ICBC Standard Bank plc	10/3/16	15,779	—
USD	5,946,913	PEN	20,948,000	BNP Paribas	11/2/16	—	(15,721)
USD	7,433,783	PEN	26,185,500	Standard Chartered Bank	11/2/16	—	(19,651)
USD	10,922,680	OMR	4,238,000	BNP Paribas	3/23/17	171,382	—
USD	10,925,258	OMR	4,239,000	BNP Paribas	3/27/17	173,514	—
USD	25,401,274	OMR	9,970,000	BNP Paribas	5/25/17	185,865	—
USD	38,102,314	OMR	14,937,250	BNP Paribas	6/5/17	344,238	—
USD	21,531,442	OMR	8,447,000	BNP Paribas	8/14/17	251,500	—
USD	15,009,940	OMR	5,889,000	BNP Paribas	8/21/17	179,206	—
USD	54,888,767	OMR	21,539,450	BNP Paribas	8/28/17	662,602	—

						$35,490,097	$(36,462,492)

31	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2015

Consolidated Portfolio of Investments — continued

Non-deliverable Bond Forward Contracts*
Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Net Unrealized Depreciation

11/5/15	COP	77,390,500	Republic of Colombia, 5.00%, 11/21/18	Deutsche Bank AG	$25,927,554	$(236,901)
11/5/15	COP	73,190,400	Republic of Colombia, 7.00%, 9/11/19	Deutsche Bank AG	25,705,823	(325,296)
11/5/15	COP	(77,390,500)	Republic of Colombia, 5.00%, 11/21/18	Deutsche Bank AG	(25,626,396)	(64,256)
11/5/15	COP	(73,190,400)	Republic of Colombia, 7.00%, 9/11/19	Deutsche Bank AG	(25,323,381)	(57,146)

						$(683,599)

*	Represents a short-term forward contract to purchase or (sell) the referenced entity denominated in a non-deliverable foreign currency.

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

Commodity Futures
Brent Crude Oil	786	Short	Nov-15	$(46,081,961)	$(38,954,160)	$7,127,801
Gold	14	Short	Dec-15	(1,524,880)	(1,597,960)	(73,080)
High Grade Copper	110	Short	Dec-15	(6,348,512)	(6,373,125)	(24,613)
Platinum	232	Long	Jan-16	10,997,480	11,473,560	476,080
High Grade Copper	768	Short	Mar-16	(44,423,205)	(44,668,800)	(245,595)

Equity Futures
SGX CNX Nifty Index	1,187	Long	Nov-15	19,844,642	19,148,266	(696,376)
E-mini S&P 500 Index	459	Short	Dec-15	(44,613,653)	(47,591,415)	(2,977,762)
Euro Stoxx 50 Index	532	Long	Dec-15	18,598,003	19,877,002	1,278,999
Nikkei 225 Index	71	Long	Dec-15	6,256,875	6,660,590	403,715
TOPIX Index	358	Long	Dec-15	42,608,735	45,823,872	3,215,137

Interest Rate Futures
IMM 10-Year Interest Rate Swap	8	Long	Dec-15	783,864	771,854	(12,010)
U.S. 2-Year Deliverable Interest Rate Swap	405	Short	Dec-15	(40,876,523)	(40,974,609)	(98,086)
U.S. 5-Year Deliverable Interest Rate Swap	1,099	Short	Dec-15	(111,394,105)	(112,201,031)	(806,926)
U.S. 10-Year Deliverable Interest Rate Swap	2,375	Short	Dec-15	(241,494,010)	(245,886,719)	(4,392,709)
U.S. 10-Year Treasury Note	59	Short	Dec-15	(7,511,443)	(7,533,563)	(22,120)
U.S. 30-Year Deliverable Interest Rate Swap	79	Short	Dec-15	(7,901,456)	(8,198,719)	(297,263)
90-Day Sterling	3,974	Short	Mar-16	(759,920,397)	(760,658,656)	(738,259)
CME 90-Day Eurodollar	724	Short	Mar-17	(177,927,125)	(178,918,500)	(991,375)
CME 90-Day Eurodollar	811	Short	Sep-17	(199,181,600)	(199,870,950)	(689,350)

						$436,208

CME:  Chicago Mercantile Exchange.

Euro Stoxx 50 Index:  Market capitalization-weighted stock index of 50 large, blue-chip European companies operating within eurozone nations.

32	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2015

Consolidated Portfolio of Investments — continued

Nikkei 225 Index:  Price-weighted average of 225 top-rated Japanese companies listed on the First Section of the Tokyo Stock Exchange.

SGX CNX Nifty Index:  Price-weighted average of 50 large and highly liquid companies listed on the National Stock Exchange of India.

TOPIX Index:  Market capitalization-weighted stock index of all companies listed on the First Section of the Tokyo Stock Exchange.

Centrally Cleared Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)

CME Group, Inc.	MXN	236,576	Pays	Mexico Interbank TIIE 28 Day	6.26%		9/29/25	$(2,960)
CME Group, Inc.	MXN	236,576	Pays	Mexico Interbank TIIE 28 Day	6.29		10/1/25	34,595
CME Group, Inc.	MXN	392,148	Pays	Mexico Interbank TIIE 28 Day	6.24		10/2/25	(50,525)
LCH.Clearnet(2)	EUR	6,713	Receives	6-month Euro Interbank Offered Rate	0.25	(1)	12/16/17	(18,170)
LCH.Clearnet	EUR	73,880	Receives	6-month Euro Interbank Offered Rate	0.21		4/15/20	(100,294)
LCH.Clearnet	EUR	86,920	Receives	6-month Euro Interbank Offered Rate	0.21		4/15/20	(122,799)
LCH.Clearnet(2)	EUR	97,267	Receives	6-month Euro Interbank Offered Rate	0.50	(1)	12/16/20	(1,019,357)
LCH.Clearnet(2)	EUR	28,878	Receives	6-month Euro Interbank Offered Rate	0.75	(1)	12/16/25	(732,277)
LCH.Clearnet	JPY	7,071,525	Receives	6-month JPY LIBOR	0.79		4/23/24	(2,017,560)
LCH.Clearnet	JPY	2,147,686	Receives	6-month JPY LIBOR	0.75		6/12/24	(598,184)
LCH.Clearnet	JPY	1,708,457	Receives	6-month JPY LIBOR	0.51		1/7/25	(128,761)
LCH.Clearnet	JPY	1,901,448	Receives	6-month JPY LIBOR	0.63		5/14/25	(314,784)
LCH.Clearnet	NZD	20,093	Pays	3-month NZD Bank Bill	4.96		4/29/24	1,561,803
LCH.Clearnet	NZD	11,875	Pays	3-month NZD Bank Bill	3.77		3/5/25	201,323
LCH.Clearnet	NZD	11,470	Pays	3-month NZD Bank Bill	4.05		6/16/25	446,277
LCH.Clearnet	NZD	18,894	Pays	3-month NZD Bank Bill	4.05		6/16/25	734,472
LCH.Clearnet	NZD	31,292	Pays	3-month NZD Bank Bill	3.92		6/25/25	974,839
LCH.Clearnet	NZD	37,618	Pays	3-month NZD Bank Bill	3.81		7/20/25	886,092
LCH.Clearnet	PLN	10,290	Pays	6-month PLN WIBOR	4.40		8/20/17	148,986
LCH.Clearnet	PLN	218,656	Pays	6-month PLN WIBOR	1.95		10/27/19	577,832
LCH.Clearnet	PLN	41,449	Pays	6-month PLN WIBOR	1.78		2/27/20	123,484
LCH.Clearnet	PLN	64,872	Pays	6-month PLN WIBOR	1.72		2/27/20	150,199
LCH.Clearnet	PLN	193,719	Pays	6-month PLN WIBOR	1.78		2/27/20	583,919
LCH.Clearnet(2)	USD	14,000	Receives	3-month USD-LIBOR-BBA	1.50	(1)	12/16/17	22,033
LCH.Clearnet	USD	6,090	Pays	3-month USD-LIBOR-BBA	1.80		6/29/20	140,962
LCH.Clearnet	USD	11,560	Pays	3-month USD-LIBOR-BBA	1.80		6/29/20	258,332
LCH.Clearnet	USD	6,478	Pays	3-month USD-LIBOR-BBA	1.75		7/31/20	112,759
LCH.Clearnet	USD	8,225	Pays	3-month USD-LIBOR-BBA	1.78		7/31/20	160,343
LCH.Clearnet	USD	12,230	Pays	3-month USD-LIBOR-BBA	1.74		7/31/20	219,121
LCH.Clearnet	USD	15,290	Pays	3-month USD-LIBOR-BBA	1.74		7/31/20	273,760
LCH.Clearnet	USD	16,334	Pays	3-month USD-LIBOR-BBA	1.74		8/12/20	262,933
LCH.Clearnet	USD	17,380	Pays	3-month USD-LIBOR-BBA	1.62		8/14/20	178,784
LCH.Clearnet	USD	8,898	Pays	3-month USD-LIBOR-BBA	1.68		8/17/20	115,312
LCH.Clearnet	USD	9,533	Pays	3-month USD-LIBOR-BBA	1.68		8/17/20	122,871
LCH.Clearnet	USD	19,667	Pays	3-month USD-LIBOR-BBA	1.69		8/17/20	263,512
LCH.Clearnet	USD	32,698	Pays	3-month USD-LIBOR-BBA	1.70		8/19/20	447,097
LCH.Clearnet	USD	33,453	Pays	3-month USD-LIBOR-BBA	1.57		9/17/20	190,748
LCH.Clearnet	USD	9,840	Pays	3-month USD-LIBOR-BBA	1.65		9/18/20	95,671
LCH.Clearnet	USD	24,270	Pays	3-month USD-LIBOR-BBA	1.65		9/18/20	234,490
LCH.Clearnet	USD	1,310	Pays	3-month USD-LIBOR-BBA	1.55		9/23/20	5,717

33	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2015

Consolidated Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	USD	1,310	Pays	3-month USD-LIBOR-BBA	1.54%		9/23/20	$5,477
LCH.Clearnet	USD	9,330	Pays	3-month USD-LIBOR-BBA	1.43		10/28/20	(30,894)
LCH.Clearnet	USD	9,330	Pays	3-month USD-LIBOR-BBA	1.42		10/28/20	(32,029)
LCH.Clearnet	USD	9,620	Pays	3-month USD-LIBOR-BBA	1.38		10/29/20	(52,492)
LCH.Clearnet	USD	10,838	Pays	3-month USD-LIBOR-BBA	2.10	(1)	7/27/22	310,081
LCH.Clearnet	USD	11,426	Pays	3-month USD-LIBOR-BBA	2.06		7/30/22	286,737
LCH.Clearnet(2)	USD	11,800	Receives	3-month USD-LIBOR-BBA	2.50	(1)	12/16/25	(299,181)

								$4,610,294

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

(2)	Effective date, which represents the date on which the Portfolio and the counterparty to the interest rate swap begin interest payment accrual, is after October 31, 2015.

Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Bank of America, N.A.	PLN	4,860	Receives	6-month PLN WIBOR	3.35%	7/30/17	$(44,011)
Bank of America, N.A.	PLN	12,640	Pays	6-month PLN WIBOR	4.34	7/30/17	178,027
Bank of America, N.A.	PLN	9,114	Pays	6-month PLN WIBOR	4.31	8/10/17	127,445
Bank of America, N.A.	PLN	18,180	Pays	6-month PLN WIBOR	4.35	8/23/17	247,872
Bank of America, N.A.	PLN	17,740	Pays	6-month PLN WIBOR	4.30	9/18/17	248,288
Bank of America, N.A.	PLN	5,900	Pays	6-month PLN WIBOR	3.83	11/14/17	116,610
Bank of America, N.A.	PLN	5,900	Receives	6-month PLN WIBOR	3.61	11/14/17	(106,371)
Bank of America, N.A.	PLN	33,170	Receives	6-month PLN WIBOR	3.52	11/16/17	(574,940)
Barclays Bank PLC	PLN	21,490	Pays	6-month PLN WIBOR	4.32	8/2/17	300,192
Barclays Bank PLC	PLN	10,800	Pays	6-month PLN WIBOR	4.35	8/27/17	153,451
Barclays Bank PLC	PLN	33,170	Pays	6-month PLN WIBOR	3.81	11/16/17	650,864
Barclays Bank PLC	PLN	54,800	Pays	6-month PLN WIBOR	3.82	11/19/17	1,080,826
Barclays Bank PLC	PLN	31,320	Pays	6-month PLN WIBOR	3.80	11/20/17	611,800
BNP Paribas	CNY	110,612	Pays	7-day China Fixing Repo Rates	2.45	6/24/17	36,391
BNP Paribas	PLN	20,724	Pays	6-month PLN WIBOR	4.25	8/7/17	283,439
BNP Paribas	PLN	20,724	Receives	6-month PLN WIBOR	3.60	8/7/17	(214,517)
BNP Paribas	PLN	5,100	Pays	6-month PLN WIBOR	3.85	11/13/17	101,840
BNP Paribas	PLN	24,000	Pays	6-month PLN WIBOR	3.83	11/14/17	474,349
Citibank, N.A.	PLN	17,853	Pays	6-month PLN WIBOR	4.33	7/30/17	251,221
Citibank, N.A.	PLN	13,400	Pays	6-month PLN WIBOR	4.31	8/2/17	186,842
Citibank, N.A.	PLN	2,906	Pays	6-month PLN WIBOR	4.24	8/7/17	39,688
Citibank, N.A.	PLN	8,910	Pays	6-month PLN WIBOR	4.30	8/10/17	132,036
Citibank, N.A.	PLN	8,170	Pays	6-month PLN WIBOR	4.40	8/20/17	118,072
Citibank, N.A.	PLN	10,200	Pays	6-month PLN WIBOR	3.81	11/13/17	200,506
Citibank, N.A.	PLN	8,240	Pays	6-month PLN WIBOR	3.82	11/14/17	162,220
Citibank, N.A.	PLN	23,800	Pays	6-month PLN WIBOR	3.82	11/19/17	467,742
Citibank, N.A.	PLN	23,800	Receives	6-month PLN WIBOR	3.60	11/19/17	(427,026)

34	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2015

Consolidated Portfolio of Investments — continued

Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Credit Suisse International	RUB	1,911,075	Pays	3-month Moscow Prime Offered Rate	11.56%	10/16/18	$443,460
Credit Suisse International	RUB	637,025	Pays	3-month Moscow Prime Offered Rate	11.40	10/19/18	109,968
Credit Suisse International	RUB	955,538	Pays	3-month Moscow Prime Offered Rate	11.30	10/20/18	129,040
Credit Suisse International	RUB	624,534	Pays	3-month Moscow Prime Offered Rate	11.25	10/21/18	72,441
Deutsche Bank AG	BRL	56,916	Pays	Brazil CETIP Interbank Deposit Rate	12.96	1/2/18	(882,772)
Deutsche Bank AG	BRL	83,622	Pays	Brazil CETIP Interbank Deposit Rate	13.00	1/2/18	(1,276,145)
Deutsche Bank AG	CNY	224,533	Pays	7-day China Fixing Repo Rates	2.45	6/18/17	73,628
Deutsche Bank AG	CNY	274,165	Pays	7-day China Fixing Repo Rates	2.45	6/25/17	91,027
Deutsche Bank AG	CNY	189,824	Pays	7-day China Fixing Repo Rates	2.46	7/16/17	65,968
Deutsche Bank AG	CNY	105,807	Pays	7-day China Fixing Repo Rates	2.45	8/21/17	38,092
Deutsche Bank AG	CNY	202,545	Pays	7-day China Fixing Repo Rates	2.46	8/21/17	74,478
Deutsche Bank AG	CNY	266,229	Pays	7-day China Fixing Repo Rates	2.46	8/21/17	98,831
Deutsche Bank AG	PLN	7,207	Pays	6-month PLN WIBOR	4.34	7/30/17	101,690
Deutsche Bank AG	PLN	31,119	Pays	6-month PLN WIBOR	4.36	8/1/17	440,741
Deutsche Bank AG	PLN	18,850	Pays	6-month PLN WIBOR	4.28	8/6/17	259,473
Deutsche Bank AG	PLN	13,020	Pays	6-month PLN WIBOR	4.24	8/7/17	177,818
Deutsche Bank AG	PLN	10,750	Pays	6-month PLN WIBOR	4.33	8/17/17	151,170
Deutsche Bank AG	PLN	6,330	Pays	6-month PLN WIBOR	3.79	11/16/17	123,224
Deutsche Bank AG	PLN	6,330	Receives	6-month PLN WIBOR	3.60	11/16/17	(113,750)
Deutsche Bank AG	SAR	43,290	Receives	3-month Saudi Riyal Interbank Offered Rate	2.15	6/28/20	38,153
Deutsche Bank AG	SAR	24,291	Receives	3-month Saudi Riyal Interbank Offered Rate	2.31	8/2/20	(5,168)
Deutsche Bank AG	SAR	30,549	Receives	3-month Saudi Riyal Interbank Offered Rate	2.19	8/2/20	47,001
Deutsche Bank AG	SAR	45,810	Receives	3-month Saudi Riyal Interbank Offered Rate	2.13	8/2/20	104,168
Deutsche Bank AG	SAR	62,200	Receives	3-month Saudi Riyal Interbank Offered Rate	2.30	10/28/20	114,351
Goldman Sachs International	BRL	163,219	Pays	Brazil CETIP Interbank Deposit Rate	12.02	1/2/17	(2,017,068)
Goldman Sachs International	BRL	188,357	Pays	Brazil CETIP Interbank Deposit Rate	12.08	1/2/17	(2,266,394)
Goldman Sachs International	BRL	116,915	Pays	Brazil CETIP Interbank Deposit Rate	13.27	1/2/18	(1,637,994)
Goldman Sachs International	BRL	173,092	Pays	Brazil CETIP Interbank Deposit Rate	13.19	1/2/18	(2,459,177)
Goldman Sachs International	BRL	325,045	Pays	Brazil CETIP Interbank Deposit Rate	13.26	1/2/18	(4,581,836)
Goldman Sachs International	BRL	424,354	Pays	Brazil CETIP Interbank Deposit Rate	13.18	1/2/18	(6,046,430)
Goldman Sachs International	BRL	38,496	Receives	Brazil CETIP Interbank Deposit Rate	11.64	1/2/23	2,888,580
Goldman Sachs International	BRL	44,530	Receives	Brazil CETIP Interbank Deposit Rate	11.51	1/2/23	3,445,743
Goldman Sachs International	CNY	224,533	Pays	7-day China Fixing Repo Rates	2.45	6/18/17	73,628
Goldman Sachs International	CNY	238,820	Pays	7-day China Fixing Repo Rates	2.49	6/25/17	103,072
Goldman Sachs International	CNY	247,538	Pays	7-day China Fixing Repo Rates	2.45	7/16/17	81,690
Goldman Sachs International	CNY	151,153	Pays	7-day China Fixing Repo Rates	2.45	8/20/17	53,215
Goldman Sachs International	PLN	6,181	Pays	6-month PLN WIBOR	4.35	8/1/17	87,165
Goldman Sachs International	RUB	427,800	Pays	3-month Moscow Prime Offered Rate	11.08	10/27/18	23,593
Goldman Sachs International	RUB	1,283,077	Pays	3-month Moscow Prime Offered Rate	11.05	10/28/18	57,099
Goldman Sachs International	RUB	427,692	Pays	3-month Moscow Prime Offered Rate	10.92	10/29/18	(1,845)

35	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2015

Consolidated Portfolio of Investments — continued

Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Goldman Sachs International	SAR	22,830	Receives	3-month Saudi Riyal Interbank Offered Rate	2.17%	6/29/20	$14,749
Goldman Sachs International	SAR	61,080	Receives	3-month Saudi Riyal Interbank Offered Rate	2.16	8/3/20	116,949
Goldman Sachs International	SAR	60,729	Receives	3-month Saudi Riyal Interbank Offered Rate	2.35	8/12/20	(19,174)
Goldman Sachs International	SAR	65,516	Receives	3-month Saudi Riyal Interbank Offered Rate	2.33	8/17/20	5,564
Goldman Sachs International	SAR	71,420	Receives	3-month Saudi Riyal Interbank Offered Rate	2.40	8/17/20	(60,124)
Goldman Sachs International	SAR	75,641	Receives	3-month Saudi Riyal Interbank Offered Rate	2.40	8/17/20	(58,843)
Goldman Sachs International	SAR	74,938	Receives	3-month Saudi Riyal Interbank Offered Rate	2.46	8/19/20	(114,700)
Goldman Sachs International	SAR	126,102	Receives	3-month Saudi Riyal Interbank Offered Rate	2.26	9/17/20	201,427
Goldman Sachs International	SAR	126,102	Receives	3-month Saudi Riyal Interbank Offered Rate	2.34	9/21/20	86,605
Goldman Sachs International	SAR	45,773	Receives	3-month Saudi Riyal Interbank Offered Rate	2.23	9/28/20	101,756
Goldman Sachs International	SAR	36,300	Receives	3-month Saudi Riyal Interbank Offered Rate	2.35	10/29/20	44,213
Goldman Sachs International	SAR	43,163	Receives	3-month Saudi Riyal Interbank Offered Rate	2.64	7/27/22	68,491
Goldman Sachs International	SAR	43,698	Receives	3-month Saudi Riyal Interbank Offered Rate	2.61	7/30/22	93,215
JPMorgan Chase Bank, N.A.	CNY	238,820	Pays	7-day China Fixing Repo Rates	2.49	6/25/17	103,072
JPMorgan Chase Bank, N.A.	NZD	11,000	Pays	3-month NZD Bank Bill	3.86	2/25/23	274,280
JPMorgan Chase Bank, N.A.	NZD	5,490	Pays	3-month NZD Bank Bill	4.06	6/4/23	222,462
JPMorgan Chase Bank, N.A.	NZD	5,490	Pays	3-month NZD Bank Bill	4.06	6/4/23	222,462
JPMorgan Chase Bank, N.A.	PLN	8,370	Pays	6-month PLN WIBOR	4.33	8/17/17	117,702
Standard Chartered Bank	CNY	236,351	Pays	7-day China Fixing Repo Rates	2.46	6/24/17	85,710
Standard Chartered Bank	CNY	286,584	Pays	7-day China Fixing Repo Rates	2.50	6/25/17	132,170
Standard Chartered Bank	CNY	238,592	Pays	7-day China Fixing Repo Rates	2.45	7/16/17	75,532
Standard Chartered Bank	CNY	96,739	Pays	7-day China Fixing Repo Rates	2.45	8/21/17	32,937

							$(5,170,761)

Credit Default Swaps — Sell Protection
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Colombia	BNP Paribas	$3,500	1.00	%(1)	3/20/20	1.91%	$(128,825)	$99,699	$(29,126)
Colombia	BNP Paribas	5,370	1.00	(1)	3/20/20	1.91	(197,654)	155,038	(42,616)
Colombia	BNP Paribas	8,950	1.00	(1)	3/20/20	1.91	(329,424)	257,987	(71,437)

36	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2015

Consolidated Portfolio of Investments — continued

Credit Default Swaps — Sell Protection (continued)
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Colombia	Goldman Sachs International	$3,021	1.00	%(1)	3/20/20	1.91%	$(111,194)	$86,310	$(24,884)
Colombia	JPMorgan Chase Bank, N.A.	3,590	1.00	(1)	3/20/20	1.91	(132,138)	105,071	(27,067)
Croatia	Citibank, N.A.	2,440	1.00	(1)	3/20/17	1.73	(21,738)	23,303	1,565
Dominican Republic	Barclays Bank PLC	5,850	1.00	(1)	3/20/16	3.78	(56,289)	43,164	(13,125)
Indonesia	Citibank, N.A.	4,690	1.00	(1)	12/20/20	2.19	(258,211)	254,046	(4,165)
Indonesia	Citibank, N.A.	9,370	1.00	(1)	12/20/20	2.19	(515,611)	489,852	(25,759)
Indonesia	Deutsche Bank AG	4,690	1.00	(1)	12/20/20	2.19	(257,927)	257,109	(818)
Kazakhstan	Barclays Bank PLC	5,000	1.00	(1)	12/20/20	2.92	(439,871)	436,954	(2,917)
Kazakhstan	Barclays Bank PLC	5,000	1.00	(1)	12/20/20	2.92	(439,871)	436,728	(3,143)
Kazakhstan	Barclays Bank PLC	15,000	1.00	(1)	12/20/20	2.92	(1,319,492)	1,305,645	(13,847)
Kazakhstan	Barclays Bank PLC	5,000	1.00	(1)	12/20/20	2.92	(439,871)	425,800	(14,071)
Nigeria	Citibank, N.A.	6,010	3.50		6/20/16	2.60	57,761	—	57,761
Nigeria	Citibank, N.A.	1,600	1.00	(1)	9/20/16	2.68	(21,888)	39,503	17,615
Slovenia	Bank of America, N.A.	21,272	1.00	(1)	3/20/20	0.99	33,586	302,319	335,905
Slovenia	Goldman Sachs International	4,728	1.00	(1)	12/20/19	0.92	20,268	49,012	69,280
South Africa	Bank of America, N.A.	3,190	1.00	(1)	12/20/15	1.01	3,566	724	4,290
South Africa	Bank of America, N.A.	890	1.00	(1)	12/20/15	1.01	995	193	1,188
South Africa	Barclays Bank PLC	3,830	1.00	(1)	12/20/15	1.01	4,282	965	5,247
South Africa	Barclays Bank PLC	2,280	1.00	(1)	12/20/15	1.01	2,549	579	3,128
South Africa	Credit Suisse International	4,785	1.00	(1)	12/20/15	1.01	5,349	1,326	6,675
South Africa	Credit Suisse International	2,000	1.00	(1)	12/20/15	1.01	2,236	477	2,713
South Africa	Credit Suisse International	890	1.00	(1)	12/20/15	1.01	995	226	1,221
Turkey	BNP Paribas	13,400	1.00	(1)	9/20/20	2.46	(870,171)	1,011,513	141,342
Turkey	BNP Paribas	12,243	1.00	(1)	9/20/22	2.75	(1,269,405)	502,514	(766,891)
Turkey	Goldman Sachs International	10,120	1.00	(1)	9/20/18	1.99	(270,914)	144,677	(126,237)
Turkey	Goldman Sachs International	12,900	1.00	(1)	9/20/18	1.99	(345,334)	180,783	(164,551)
Turkey	Goldman Sachs International	21,475	1.00	(1)	9/20/18	1.99	(574,888)	318,393	(256,495)
Turkey	JPMorgan Chase Bank, N.A.	7,400	1.00	(1)	9/20/22	2.75	(767,262)	380,009	(387,253)
Turkey	Morgan Stanley & Co. International PLC	4,300	1.00	(1)	9/20/18	1.99	(115,111)	63,832	(51,279)
Turkey	Morgan Stanley & Co. International PLC	4,200	1.00	(1)	9/20/18	1.99	(112,434)	57,696	(54,738)
Turkey	Morgan Stanley & Co. International PLC	6,400	1.00	(1)	9/20/18	1.99	(171,329)	96,499	(74,830)
Turkey	Morgan Stanley & Co. International PLC	12,900	1.00	(1)	9/20/18	1.99	(345,334)	186,166	(159,168)
Turkey	Morgan Stanley & Co. International PLC	21,477	1.00	(1)	9/20/18	1.99	(574,931)	322,186	(252,745)
Turkey	Morgan Stanley & Co. International PLC	31,465	1.00	(1)	9/20/18	1.99	(842,322)	449,829	(392,493)

Total		$291,226					$(10,797,852)	$8,486,127	$(2,311,725)

37	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2015

Consolidated Portfolio of Investments — continued

Credit Default Swaps — Buy Protection
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Bulgaria	Barclays Bank PLC	$4,691	1.00	%(1)	12/20/18	$43,486	$(34,853)	$8,633
Bulgaria	BNP Paribas	2,009	1.00	(1)	6/20/18	11,172	(6,088)	5,084
Bulgaria	BNP Paribas	3,100	1.00	(1)	9/20/18	23,049	(16,962)	6,087
Bulgaria	BNP Paribas	2,100	1.00	(1)	9/20/18	15,614	(13,178)	2,436
Bulgaria	BNP Paribas	2,160	1.00	(1)	12/20/18	20,023	(14,081)	5,942
Bulgaria	Goldman Sachs International	3,220	1.00	(1)	9/20/18	23,941	(15,844)	8,097
Bulgaria	Goldman Sachs International	4,000	1.00	(1)	12/20/18	37,080	(29,037)	8,043
China	Bank of America, N.A.	6,100	1.00	(1)	3/20/17	(61,780)	(50,395)	(112,175)
China	Barclays Bank PLC	10,076	1.00	(1)	3/20/17	(102,049)	(75,753)	(177,802)
China	Deutsche Bank AG	3,700	1.00	(1)	3/20/17	(37,473)	(26,437)	(63,910)
China	Deutsche Bank AG	4,300	1.00	(1)	3/20/17	(43,550)	(30,724)	(74,274)
China	JPMorgan Chase Bank, N.A.	10,200	1.00	(1)	3/20/18	(128,733)	75,158	(53,575)
Croatia	Barclays Bank PLC	10,960	1.00	(1)	3/20/20	793,911	(692,699)	101,212
Croatia	Barclays Bank PLC	5,480	1.00	(1)	3/20/20	396,955	(346,652)	50,303
Croatia	Barclays Bank PLC	5,480	1.00	(1)	3/20/20	396,955	(347,062)	49,893
Croatia	Barclays Bank PLC	5,480	1.00	(1)	3/20/20	396,955	(356,714)	40,241
Croatia	BNP Paribas	2,000	1.00	(1)	12/20/17	40,586	(57,550)	(16,964)
Croatia	BNP Paribas	3,960	1.00	(1)	6/20/18	123,786	(165,973)	(42,187)
Croatia	BNP Paribas	3,340	1.00	(1)	3/20/20	241,940	(208,458)	33,482
Croatia	BNP Paribas	2,840	1.00	(1)	3/20/20	205,721	(184,467)	21,254
Croatia	BNP Paribas	6,750	1.00	(1)	3/20/20	488,950	(488,853)	97
Croatia	BNP Paribas	3,250	1.00	(1)	3/20/20	235,421	(235,699)	(278)
Croatia	Citibank, N.A.	1,500	1.00	(1)	12/20/17	30,440	(42,646)	(12,206)
Croatia	Citibank, N.A.	5,000	1.00	(1)	12/20/17	101,466	(145,445)	(43,979)
Croatia	Citibank, N.A.	1,913	1.00	(1)	3/20/18	49,275	(84,119)	(34,844)
Croatia	Citibank, N.A.	930	1.00	(1)	6/20/18	29,071	(39,654)	(10,583)
Croatia	Citibank, N.A.	1,270	1.00	(1)	6/20/18	39,699	(63,051)	(23,352)
Croatia	Citibank, N.A.	5,580	1.00	(1)	6/20/18	174,426	(273,531)	(99,105)
Croatia	Citibank, N.A.	5,160	1.00	(1)	3/20/20	373,776	(339,466)	34,310
Croatia	Citibank, N.A.	2,020	1.00	(1)	3/20/20	146,323	(127,141)	19,182
Croatia	Citibank, N.A.	1,210	1.00	(1)	6/20/20	95,998	(82,857)	13,141
Croatia	Citibank, N.A.	156	1.00	(1)	6/20/20	12,357	(10,414)	1,943
Croatia	Goldman Sachs International	2,000	1.00	(1)	12/20/17	40,586	(57,013)	(16,427)
Croatia	Goldman Sachs International	3,000	1.00	(1)	3/20/19	143,703	(146,715)	(3,012)
Croatia	Goldman Sachs International	4,150	1.00	(1)	3/20/20	300,614	(269,829)	30,785
Croatia	Goldman Sachs International	2,670	1.00	(1)	3/20/20	193,407	(173,425)	19,982
Croatia	Goldman Sachs International	5,440	1.00	(1)	3/20/20	394,058	(394,600)	(542)
Croatia	Goldman Sachs International	2,100	1.00	(1)	6/20/20	166,608	(144,282)	22,326
Croatia	HSBC Bank USA, N.A.	2,822	1.00	(1)	3/20/18	72,689	(124,089)	(51,400)
Croatia	JPMorgan Chase Bank, N.A.	1,533	1.00	(1)	6/20/18	47,920	(76,170)	(28,250)
Croatia	Morgan Stanley & Co. International PLC	1,782	1.00	(1)	12/20/16	9,078	(28,589)	(19,511)
Croatia	Morgan Stanley & Co. International PLC	1,385	1.00	(1)	12/20/17	28,106	(38,193)	(10,087)

38	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2015

Consolidated Portfolio of Investments — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Croatia	Morgan Stanley & Co. International PLC	$1,595	1.00	%(1)	12/20/17	$32,368	$(47,033)	$(14,665)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	50,733	(72,255)	(21,522)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	50,733	(73,654)	(22,921)
Croatia	Morgan Stanley & Co. International PLC	1,266	1.00	(1)	3/20/18	32,610	(56,205)	(23,595)
Croatia	Morgan Stanley & Co. International PLC	3,063	1.00	(1)	3/20/18	78,897	(122,498)	(43,601)
Croatia	Morgan Stanley & Co. International PLC	1,163	1.00	(1)	6/20/18	36,354	(60,311)	(23,957)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	6/20/18	78,148	(118,733)	(40,585)
Croatia	Morgan Stanley & Co. International PLC	2,745	1.00	(1)	6/20/18	85,806	(145,731)	(59,925)
Croatia	Nomura International PLC	6,600	1.00	(1)	3/20/18	170,004	(209,182)	(39,178)
Lebanon	Deutsche Bank AG	1,338	1.00	(1)	3/20/18	60,729	(85,820)	(25,091)
Lebanon	Deutsche Bank AG	5,130	1.00	(1)	3/20/18	232,841	(342,603)	(109,762)
Lebanon	Deutsche Bank AG	5,130	1.00	(1)	3/20/18	232,841	(342,727)	(109,886)
Lebanon	Goldman Sachs International	39,456	1.00	(1)	6/20/18	2,130,471	(2,804,250)	(673,779)
Lebanon	Goldman Sachs International	3,722	5.00	(1)	12/20/18	(194,484)	131,775	(62,709)
Lebanon	Goldman Sachs International	3,450	5.00	(1)	12/20/18	(180,271)	112,971	(67,300)
Lebanon	HSBC Bank USA, N.A.	1,250	1.00	(1)	12/20/17	45,993	(76,077)	(30,084)
Lebanon	JPMorgan Chase Bank, N.A.	1,300	5.00	(1)	12/20/17	(66,211)	18,051	(48,160)
Mexico	Bank of America, N.A.	1,900	1.00	(1)	6/20/22	85,172	(81,625)	3,547
Mexico	Barclays Bank PLC	1,000	1.00	(1)	6/20/22	44,827	(51,201)	(6,374)
Mexico	Barclays Bank PLC	12,800	1.00	(1)	6/20/23	737,435	(344,020)	393,415
Mexico	Citibank, N.A.	1,250	1.00	(1)	6/20/22	56,034	(55,142)	892
Mexico	Deutsche Bank AG	10,000	1.00	(1)	6/20/23	576,121	(243,275)	332,846
Philippines	Bank of America, N.A.	1,400	1.00	(1)	12/20/15	(3,179)	(525)	(3,704)
Philippines	Bank of America, N.A.	2,000	1.00	(1)	12/20/15	(4,542)	(703)	(5,245)
Philippines	Barclays Bank PLC	2,400	1.00	(1)	12/20/15	(5,450)	(1,281)	(6,731)
Philippines	Barclays Bank PLC	1,000	1.00	(1)	3/20/16	(4,328)	(1,535)	(5,863)
Philippines	Barclays Bank PLC	1,400	1.00	(1)	3/20/16	(6,059)	(1,532)	(7,591)
Philippines	Barclays Bank PLC	1,600	1.00	(1)	3/20/16	(6,925)	(1,358)	(8,283)
Philippines	Barclays Bank PLC	1,600	1.00	(1)	3/20/16	(6,925)	(2,028)	(8,953)
Philippines	Barclays Bank PLC	2,100	1.00	(1)	3/20/16	(9,089)	(2,504)	(11,593)
Philippines	Barclays Bank PLC	2,500	1.00	(1)	3/20/16	(10,820)	(3,768)	(14,588)
Philippines	Citibank, N.A.	2,000	1.00	(1)	3/20/16	(8,656)	(2,463)	(11,119)
Philippines	Credit Suisse International	8,100	1.00	(1)	12/20/16	(82,627)	(50,889)	(133,516)
Philippines	Deutsche Bank AG	1,000	1.00	(1)	12/20/15	(2,271)	(401)	(2,672)
Philippines	Deutsche Bank AG	1,300	1.00	(1)	12/20/15	(2,952)	(488)	(3,440)
Philippines	Deutsche Bank AG	2,300	1.00	(1)	12/20/15	(5,223)	(920)	(6,143)
Philippines	Goldman Sachs International	2,000	1.00	(1)	3/20/16	(8,656)	(2,534)	(11,190)

39	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2015

Consolidated Portfolio of Investments — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Philippines	Standard Chartered Bank	$1,000	1.00	%(1)	12/20/15	$(2,271)	$(336)	$(2,607)
Philippines	Standard Chartered Bank	2,600	1.00	(1)	3/20/16	(11,253)	(3,481)	(14,734)
Poland	Bank of America, N.A.	6,200	1.00	(1)	9/20/19	(110,682)	80,890	(29,792)
Poland	Barclays Bank PLC	6,320	1.00	(1)	9/20/18	(111,895)	87,435	(24,460)
Poland	Barclays Bank PLC	3,164	1.00	(1)	9/20/19	(56,483)	43,665	(12,818)
Poland	Citibank, N.A.	693	1.00	(1)	9/20/19	(12,371)	9,320	(3,051)
Qatar	Bank of America, N.A.	540	1.00	(1)	6/20/19	(9,531)	9,889	358
Qatar	Bank of America, N.A.	540	1.00	(1)	6/20/19	(9,531)	9,316	(215)
Qatar	Barclays Bank PLC	9,791	1.00	(1)	12/20/18	(179,301)	100,667	(78,634)
Qatar	Barclays Bank PLC	1,200	1.00	(1)	3/20/19	(21,581)	12,532	(9,049)
Qatar	Barclays Bank PLC	2,130	1.00	(1)	9/20/22	(12,558)	17,150	4,592
Qatar	Barclays Bank PLC	3,600	1.00	(1)	9/20/23	(2,473)	13,723	11,250
Qatar	Barclays Bank PLC	7,680	1.00	(1)	9/20/23	(5,275)	5,224	(51)
Qatar	BNP Paribas	539	1.00	(1)	6/20/19	(9,513)	6,976	(2,537)
Qatar	Citibank, N.A.	2,020	1.00	(1)	6/20/19	(35,653)	34,220	(1,433)
Qatar	Deutsche Bank AG	539	1.00	(1)	6/20/19	(9,513)	6,575	(2,938)
Qatar	Deutsche Bank AG	1,740	1.00	(1)	6/20/19	(30,711)	21,226	(9,485)
Qatar	Goldman Sachs International	1,660	1.00	(1)	3/20/19	(29,853)	20,071	(9,782)
Qatar	Goldman Sachs International	3,330	1.00	(1)	3/20/19	(59,886)	33,892	(25,994)
Qatar	Goldman Sachs International	2,100	1.00	(1)	12/20/23	1,334	(5,839)	(4,505)
Qatar	Goldman Sachs International	1,730	1.00	(1)	9/20/24	7,839	1,316	9,155
Qatar	JPMorgan Chase Bank, N.A.	580	1.00	(1)	3/20/19	(10,431)	6,619	(3,812)
Qatar	JPMorgan Chase Bank, N.A.	510	1.00	(1)	6/20/19	(9,001)	9,352	351
Qatar	JPMorgan Chase Bank, N.A.	1,032	1.00	(1)	6/20/19	(18,215)	14,078	(4,137)
Qatar	JPMorgan Chase Bank, N.A.	1,520	1.00	(1)	6/20/19	(26,828)	18,000	(8,828)
Qatar	Nomura International PLC	620	1.00	(1)	3/20/19	(11,150)	6,469	(4,681)
Qatar	Nomura International PLC	1,540	1.00	(1)	3/20/19	(27,695)	16,576	(11,119)
Qatar	Nomura International PLC	5,380	1.00	(1)	9/20/24	24,377	16,389	40,766
Qatar	UBS AG	5,500	1.00	(1)	12/20/23	3,493	(15,497)	(12,004)
Russia	Barclays Bank PLC	4,800	1.00	(1)	9/20/22	542,842	(460,708)	82,134
Russia	Citibank, N.A.	25,456	1.00	(1)	9/20/22	2,878,873	(1,470,936)	1,407,937
Russia	JPMorgan Chase Bank, N.A.	7,400	1.00	(1)	9/20/22	836,882	(428,742)	408,140
South Africa	Bank of America, N.A.	26,320	1.00	(1)	9/20/22	2,706,646	(1,422,253)	1,284,393
South Africa	Bank of America, N.A.	14,640	1.00	(1)	9/20/22	1,505,521	(714,324)	791,197
South Africa	Bank of America, N.A.	7,500	1.00	(1)	9/20/22	771,271	(509,915)	261,356
South Africa	Bank of America, N.A.	5,000	1.00	(1)	9/20/22	514,181	(257,968)	256,213
South Africa	Barclays Bank PLC	3,100	1.00	(1)	9/20/22	318,792	(180,964)	137,828
South Africa	BNP Paribas	3,100	1.00	(1)	9/20/22	318,792	(185,932)	132,860
South Africa	Credit Suisse International	3,700	1.00	(1)	9/20/22	380,494	(261,210)	119,284
South Africa	Deutsche Bank AG	5,700	1.00	(1)	9/20/22	586,166	(385,147)	201,019
South Africa	Deutsche Bank AG	4,860	1.00	(1)	9/20/22	499,784	(329,802)	169,982
South Africa	Goldman Sachs International	15,000	1.00	(1)	9/20/22	1,542,542	(1,018,473)	524,069
South Africa	Goldman Sachs International	3,070	1.00	(1)	9/20/22	315,707	(201,899)	113,808

40	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2015

Consolidated Portfolio of Investments — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
South Africa	Goldman Sachs International	$2,647	1.00	%(1)	12/20/22	$284,352	$(183,459)	$100,893
South Africa	HSBC Bank USA, N.A.	7,120	1.00	(1)	12/20/22	764,860	(449,705)	315,155
South Africa	HSBC Bank USA, N.A.	2,500	1.00	(1)	12/20/22	268,560	(166,394)	102,166
South Africa	Nomura International PLC	1,000	1.00	(1)	9/20/22	102,836	(53,382)	49,454
South Africa	Nomura International PLC	7,571	1.00	(1)	12/20/22	813,308	(516,420)	296,888
Spain	Bank of America, N.A.	2,400	1.00	(1)	9/20/20	(27,749)	(130,649)	(158,398)
Spain	Barclays Bank PLC	2,421	1.00	(1)	9/20/20	(27,991)	(115,466)	(143,457)
Spain	Barclays Bank PLC	1,100	1.00	(1)	12/20/20	(12,046)	(57,518)	(69,564)
Spain	Barclays Bank PLC	3,900	1.00	(1)	12/20/20	(42,708)	(207,765)	(250,473)
Spain	Barclays Bank PLC	3,200	1.00	(1)	12/20/20	(35,043)	(244,502)	(279,545)
Spain	Barclays Bank PLC	5,000	1.00	(1)	6/20/21	(40,949)	(278,441)	(319,390)
Spain	Barclays Bank PLC	5,000	1.00	(1)	6/20/21	(40,949)	(313,641)	(354,590)
Spain	Barclays Bank PLC	5,000	1.00	(1)	3/20/22	(20,910)	(634,301)	(655,211)
Spain	Credit Suisse International	2,200	1.00	(1)	3/20/21	(21,067)	(183,823)	(204,890)
Spain	Credit Suisse International	5,000	1.00	(1)	6/20/21	(40,949)	(304,018)	(344,967)
Spain	Deutsche Bank AG	3,500	1.00	(1)	12/20/20	(38,328)	(213,837)	(252,165)
Spain	Deutsche Bank AG	10,730	1.00	(1)	6/20/22	(30,762)	(1,973,800)	(2,004,562)
Thailand	Bank of America, N.A.	1,000	1.00	(1)	3/20/16	(4,278)	(356)	(4,634)
Thailand	Barclays Bank PLC	1,400	1.00	(1)	3/20/16	(5,989)	(741)	(6,730)
Thailand	Barclays Bank PLC	3,000	1.00	(1)	3/20/16	(12,834)	(214)	(13,048)
Thailand	Citibank, N.A.	7,900	1.00	(1)	12/20/16	(79,094)	(71,088)	(150,182)
Thailand	Citibank, N.A.	6,900	1.00	(1)	3/20/18	(76,037)	1,568	(74,469)
Thailand	Goldman Sachs International	4,100	1.00	(1)	3/20/16	(17,539)	(2,622)	(20,161)
Tunisia	JPMorgan Chase Bank, N.A.	4,520	1.00	(1)	9/20/17	111,387	(157,038)	(45,651)

Total						$24,482,972	$(24,635,492)	$(152,520)

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At October 31, 2015, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $291,226,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

41	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2015

Consolidated Portfolio of Investments — continued

Cross-Currency Swaps
Counterparty	Portfolio Receives*	Portfolio Pays*	Effective Date/Termination Date(1)	Net Unrealized Depreciation
JPMorgan Chase Bank, N.A.	10.76% on TRY 33,123,000 plus USD 15,550,704	3-month USD-LIBOR-BBA on USD 15,550,704 plus TRY 33,123,000	4/8/14/ 4/8/16	$(3,505,718)

				$(3,505,718)

*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

(1)	Effective date represents the date on which the Portfolio and counterparty exchange the currencies and begin interest payment accrual.

Currency Abbreviations:

AOA	–	Angolan Kwanza
AUD	–	Australian Dollar
BDT	–	Bangladeshi Taka
BRL	–	Brazilian Real
CAD	–	Canadian Dollar
CHF	–	Swiss Franc
CLP	–	Chilean Peso
CNH	–	Yuan Renminbi Offshore
CNY	–	Yuan Renminbi
COP	–	Colombian Peso
DOP	–	Dominican Peso
EUR	–	Euro
GBP	–	British Pound Sterling
GEL	–	Georgian Lari
HKD	–	Hong Kong Dollar
HUF	–	Hungarian Forint
INR	–	Indian Rupee
ISK	–	Icelandic Krona
JPY	–	Japanese Yen
KES	–	Kenyan Shilling
LBP	–	Lebanese Pound
LKR	–	Sri Lankan Rupee

MXN	–	Mexican Peso
NZD	–	New Zealand Dollar
OMR	–	Omani Rial
PEN	–	Peruvian New Sol
PHP	–	Philippine Peso
PLN	–	Polish Zloty
RON	–	Romanian Leu
RSD	–	Serbian Dinar
RUB	–	Russian Ruble
SAR	–	Saudi Riyal
SEK	–	Swedish Krona
SGD	–	Singapore Dollar
THB	–	Thai Baht
TRY	–	New Turkish Lira
TWD	–	New Taiwan Dollar
UGX	–	Ugandan Shilling
USD	–	United States Dollar
UYU	–	Uruguayan Peso
ZAR	–	South African Rand
ZMW	–	Zambian Kwacha

42	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2015

Consolidated Statement of Assets and Liabilities

Assets	October 31, 2015
Unaffiliated investments, at value (identified cost, $1,747,538,865)	$1,673,978,206
Affiliated investment, at value (identified cost, $167,895,836)	167,895,836
Cash	14,012,898
Restricted cash*	40,354,369
Foreign currency, at value (identified cost, $1,999,961)	1,989,111
Interest receivable	37,779,484
Interest receivable from affiliated investment	16,306
Due from broker for open reverse repurchase agreements	16,178,109
Receivable for investments sold	32,835,789
Receivable for premiums on written swaptions and swap contracts	3,052,553
Receivable for open forward commodity contracts	537,875
Receivable for open forward foreign currency exchange contracts	35,490,097
Receivable for open swap contracts	26,419,875
Receivable for closed swap contracts	157,599
Premium paid on open non-centrally cleared swap contracts	25,576,585
Tax reclaims receivable	22,551
Total assets	$2,076,297,243

Liabilities
Cash collateral due to brokers	$17,395,684
Payable for reverse repurchase agreements	28,842,083
Written options and swaptions outstanding, at value (premiums received, $34,615,954)	30,424,258
Due to broker for closed reverse repurchase agreements	17,383,960
Payable for investments purchased	9,706,505
Payable for securities sold short, at value (proceeds, $5,083,801)	5,084,682
Payable for variation margin on open futures contracts	1,621,939
Payable for variation margin on open centrally cleared swap contracts	180,229
Payable for open forward foreign currency exchange contracts	36,462,492
Payable for open swap contracts	37,560,599
Premium received on open non-centrally cleared swap contracts	9,427,220
Payable for open non-deliverable bond forward contracts	683,599
Payable to affiliates:
Investment adviser fee	1,510,620
Trustees’ fees	5,667
Interest payable on securities sold short	52,885
Accrued foreign capital gains taxes	408,447
Accrued expenses and other liabilities	537,979
Total liabilities	$197,288,848
Net Assets applicable to investors’ interest in Portfolio	$1,879,008,395

Sources of Net Assets
Investors’ capital	$1,956,178,904
Net unrealized depreciation	(77,170,509)
Total	$1,879,008,395

*	Represents restricted cash on deposit at the custodian and the brokers for open derivative contracts.

43	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2015

Consolidated Statement of Operations

Investment Income	Year Ended October 31, 2015
Interest (net of foreign taxes, $1,374,514)	$115,181,425
Dividends (net of foreign taxes, $18,041)	835,878
Interest allocated from affiliated investment	267,051
Expenses allocated from affiliated investment	(20,442)
Total investment income	$116,263,912

Expenses
Investment adviser fee	$16,613,509
Trustees’ fees and expenses	67,887
Custodian fee	1,962,458
Legal and accounting services	208,189
Interest expense and fees	223,134
Interest expense on securities sold short	363,775
Miscellaneous	390,047
Total expenses	$19,828,999
Deduct —
Reduction of custodian fee	$1,743
Total expense reductions	$1,743

Net expenses	$19,827,256

Net investment income	$96,436,656

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (net of foreign capital gains taxes of $646,695)	$(50,511,768)
Investment transactions allocated from affiliated investment	219
Written options	5,365,375
Securities sold short	(93,113)
Futures contracts	(28,468,163)
Swap contracts	15,272,544
Forward commodity contracts	1,207,976
Foreign currency and forward foreign currency exchange contract transactions	133,128,443
Non-deliverable bond forward contracts	(4,431,518)
Net realized gain	$71,469,995
Change in unrealized appreciation (depreciation) —
Investments (including net increase in accrued foreign capital gains taxes of $408,447)	$(76,818,185)
Written options and swaptions	7,352,755
Securities sold short	795,031
Futures contracts	1,958,064
Swap contracts	(17,053,736)
Forward commodity contracts	(850,400)
Foreign currency and forward foreign currency exchange contracts	(31,258,453)
Non-deliverable bond forward contracts	(683,599)
Net change in unrealized appreciation (depreciation)	$(116,558,523)

Net realized and unrealized loss	$(45,088,528)

Net increase in net assets from operations	$51,348,128

44	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2015

Consolidated Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2015	2014
From operations —
Net investment income	$96,436,656	$73,908,978
Net realized gain (loss) from investment transactions, written options, securities sold short, futures contracts, swap contracts, forward commodity contracts, foreign currency and forward foreign currency exchange contract transactions and non-deliverable bond forward contracts	71,469,995	(32,763,293)
Net change in unrealized appreciation (depreciation) from investments, written options and swaptions, securities sold short, futures contracts, swap contracts, forward commodity contracts, foreign currency, forward foreign currency exchange contracts and non-deliverable bond forward contracts	(116,558,523)	68,563,838
Net increase in net assets from operations	$51,348,128	$109,709,523
Capital transactions —
Contributions	$502,588,326	$329,314,761
Withdrawals	(185,082,029)	(660,500,102)
Net increase (decrease) in net assets from capital transactions	$317,506,297	$(331,185,341)

Net increase (decrease) in net assets	$368,854,425	$(221,475,818)

Net Assets
At beginning of year	$1,510,153,970	$1,731,629,788
At end of year	$1,879,008,395	$1,510,153,970

45	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2015

Consolidated Supplementary Data

	Year Ended October 31,
Ratios/Supplemental Data	2015	2014	2013	2012	2011
Ratios (as a percentage of average daily net assets):
Expenses(1)(2)	1.14%	1.28%	1.53%	1.62%	1.42%
Net investment income	5.53%	4.58%	3.41%	4.28%	2.10%
Portfolio Turnover	75%	116%	65%	91%	50%

Total Return	3.36%	6.99%	(1.50)%	5.20%	0.45%

Net assets, end of year (000’s omitted)	$1,879,008	$1,510,154	$1,731,630	$1,187,465	$1,065,743

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Includes interest and dividend expense, primarily on securities sold short, of 0.03%, 0.14%, 0.42%, 0.47% and 0.25% for the years ended October 31, 2015, 2014, 2013, 2012 and 2011, respectively.

46	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2015

Notes to Consolidated Financial Statements

1  Significant Accounting Policies

Global Macro Absolute Return Advantage Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2015, Eaton Vance Global Macro Absolute Return Advantage Fund, Eaton Vance Short Duration Strategic Income Fund, Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund, Eaton Vance Multi-Strategy Absolute Return Fund and Eaton Vance Multi-Strategy All Market Fund held an interest of 78.8%, 17.2%, 2.3%, 0.6% and 0.5%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMAP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at October 31, 2015 were $18,708,556 or 1.0% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Commodities. Precious metals are valued at the New York composite mean quotation reported by Bloomberg at the valuation time.

Derivatives. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Forward commodity contracts are generally valued based on the price of the underlying futures or forward contract provided by the exchange on which the underlying instruments are traded or if unavailable, based on forward rates provided by broker/dealers. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Swaps (other than centrally cleared) and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. In the case of total return swaps, the pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Portfolio’s Trustees have approved

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the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of October 31, 2015, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Consolidated Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

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G  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Consolidated Portfolio of Investments. At October 31, 2015, the Portfolio had sufficient cash and/or securities to cover these commitments.

H  Use of Estimates — The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

J  Financial and Commodities Futures Contracts — Upon entering into a financial or commodities futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, index, commodity or currency, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K  Forward Foreign Currency Exchange, Non-Deliverable Bond Forward and Forward Commodity Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase or sale of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Unrealized and realized gains and losses on forward commodity contracts, which are entered into for the purchase or sale of a specific commodity at a fixed price on a future date, are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and, in the case of forward foreign currency exchange contracts, from movements in the value of a foreign currency relative to the U.S. dollar.

L  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

M  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

N  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing

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party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment.

Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

O  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

P  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 9. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to-market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

Q  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

R  Swaptions — A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract.

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S  Repurchase Agreements — A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked-to-market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. Since in such a transaction, the Portfolio normally will have used the purchased securities to settle the short sale, the Portfolio will segregate liquid assets equal to the marked-to-market value of the purchased securities that it is obligated to return to the counterparty under the repurchase agreement. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

T  Reverse Repurchase Agreements — Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. Because the Portfolio retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Portfolio may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. The Portfolio segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement, the Portfolio may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Portfolio may be delayed or the Portfolio may incur a loss equal to the amount by which the value of the security transferred by the Portfolio exceeds the repurchase price payable by the Portfolio.

U  Securities Sold Short — A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. When making a short sale, the Portfolio segregates liquid assets with the custodian equal to its obligations under the short sale. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.

V  Stripped Mortgage-Backed Securities — The Portfolio may invest in Interest Only (IO) and Principal Only (PO) securities, a form of stripped mortgage-backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Portfolio may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 1.00% of its respective average daily net assets up to $500 million, 0.95% from $500 million but less than $1 billion, 0.925% from $1 billion but less than $2.5 billion, 0.90% from $2.5 billion but less than $5 billion, and 0.88% of average daily net assets of $5 billion or more, and is payable monthly. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the year ended October 31, 2015, the Portfolio’s investment adviser fee amounted to $16,613,509 or 0.95% of the Portfolio’s consolidated average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

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3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and securities sold short, for the year ended October 31, 2015 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$1,455,937,304	$1,068,001,154
U.S. Government and Agency Securities	—	1,585,893

	$1,455,937,304	$1,069,587,047

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including the Portfolio’s investment in the Subsidiary, at October 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,964,179,177

Gross unrealized appreciation	$36,509,280
Gross unrealized depreciation	(141,605,340)

Net unrealized depreciation	$(105,096,060)

The net unrealized appreciation (depreciation) on derivative contracts, foreign currency transactions, securities sold short and accrued foreign capital gains taxes at October 31, 2015 on a federal income tax basis was $(9,367,405).

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and swaptions, forward commodity contracts, forward foreign currency exchange contracts, non-deliverable bond forward contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2015 is included in the Consolidated Portfolio of Investments. At October 31, 2015, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

Written options and swaptions activity for the year ended October 31, 2015 was as follows:

	Number of Contracts	Principal Amount of Contracts (000’s omitted)						Notional Amount — Swaptions (000’s omitted)	Premiums Received
Currency		AUD	CAD	CNH	EUR	GBP	JPY	USD	USD

Outstanding, beginning of year	690	—	—	1,199,480	93,714	34,275	9,945,495	—	15,864,773
Options written	431	158,186	56,549	672,501	259,272	43,726	9,645,810	60,759	49,821,020
Options exercised	—	(158,186)	(56,549)	(486,320)	(198,588)	—	(13,600,905)	—	(25,704,465)
Options expired	(690)	—	—	(713,160)	—	(34,275)	—	—	(5,365,374)

Outstanding, end of year	431	—	—	672,501	154,398	43,726	5,990,400	60,759	34,615,954

AUD	–	Australian Dollar
CAD	–	Canadian Dollar

CNH	–	Yuan Renminbi Offshore
EUR	–	Euro

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Notes to Consolidated Financial Statements — continued

GBP	–	British Pound Sterling
JPY	–	Japanese Yen

USD	–	United States Dollar

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk:  The Portfolio invests in commodities-linked derivative instruments, including commodity futures contracts and forward commodity contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk:  The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Equity Price Risk:  The Portfolio enters into equity index futures contracts, equity index options and total return swaps to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk:  The Portfolio engages in forward foreign currency exchange contracts, currency options, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk:  The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and swaptions and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2015, the fair value of derivatives with credit-related contingent features in a net liability position was $107,294,920. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $11,283,770 at October 31, 2015.

The OTC derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. The Portfolio is not subject to counterparty credit risk with respect to its written options and swaptions as the Portfolio, not the counterparty, is obligated to perform under such derivatives. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at October 31, 2015 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at October 31, 2015. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

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Notes to Consolidated Financial Statements — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2015 was as follows:

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total

Unaffiliated investments, at value	$—	$—	$6,130,992	$31,970,017	$390,865	$38,491,874
Net unrealized depreciation*	7,603,881	—	4,897,851	—	10,130,561	22,632,293
Receivable for open forward commodity contracts	537,875	—	—	—	—	537,875
Receivable for open forward foreign currency exchange contracts	—	—	—	35,490,097	—	35,490,097
Receivable/Payable for open swap contracts; Premium paid/received on open non-centrally cleared swap contracts	—	26,995,688	—	—	17,737,524	44,733,212

Total Asset Derivatives	$8,141,756	$26,995,688	$11,028,843	$67,460,114	$28,258,950	$141,885,351

Derivatives not subject to master netting or similar agreements	$7,603,881	$—	$4,897,851	$—	$10,130,561	$22,632,293

Total Asset Derivatives subject to master netting or similar agreements	$537,875	$26,995,688	$6,130,992	$67,460,114	$18,128,389	$119,253,058

	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total

Written options and swaptions outstanding, at value	$—	$—	$(5,866,931)	$(24,183,847)	$(373,480)	$(30,424,258)
Net unrealized depreciation*	(343,288)	—	(3,674,138)	—	(13,568,365)	(17,585,791)
Payable for open forward foreign currency exchange contracts	—	—	—	(36,462,492)	—	(36,462,492)
Payable/Receivable for open swap contracts; Premium paid/received on open non-centrally cleared swap contracts	—	(13,310,568)	—	—	(26,414,003)	(39,724,571)
Payable for open non-deliverable bond forward contracts	—	—	—	—	(683,599)	(683,559)

Total Liability Derivatives	$(343,288)	$(13,310,568)	$(9,541,069)	$(60,646,339)	$(41,039,447)	$(124,880,711)

Derivatives not subject to master netting or similar agreements	$(343,288)	$—	$(3,674,138)	$—	$(13,568,365)	$(17,585,791)

Total Liability Derivatives subject to master netting or similar agreements	$—	$(13,310,568)	$(5,866,931)	$(60,646,339)	$(27,471,082)	$(107,294,920)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts and centrally cleared swap contracts. Only the current day’s variation margin on open futures contracts and centrally cleared swap contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for assets and pledged by the Portfolio (and Subsidiary) for liabilities as of October 31, 2015.

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October 31, 2015

Notes to Consolidated Financial Statements — continued

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received (a)	Net Amount of Derivative Assets(b)

Australia and New Zealand Banking Group Limited	$532,226	$(515,857)	$—	$(16,369)	$—
Bank of America, N.A.	7,641,936	(1,510,432)	(6,131,504)	—	—
Barclays Bank PLC	6,476,122	(3,476,024)	—	(3,000,098)	—
BNP Paribas	11,081,660	(8,693,090)	(2,388,570)	—	—
Citibank, N.A.	8,697,449	(2,578,452)	(97,680)	(5,729,069)	292,248
Credit Suisse International	1,143,983	(144,643)	(999,340)	—	—
Deutsche Bank AG	17,557,829	(15,233,143)	(1,842,831)	(481,855)	—
Goldman Sachs International	37,396,762	(37,396,762)	—	—	—
HSBC Bank USA, N.A.	1,152,102	(1,152,102)	—	—	—
ICBC Standard Bank plc	15,779	(15,779)	—	—	—
JPMorgan Chase Bank, N.A.	4,995,054	(4,995,054)	—	—	—
Merrill Lynch International	147,947	—	—	—	147,947
Morgan Stanley & Co. International PLC	1,842,968	(1,842,968)	—	—	—
Nomura International PLC	1,124,744	(38,845)	(1,085,899)	—	—
Standard Chartered Bank	19,443,004	(15,234,592)	—	(4,208,412)	—
UBS AG	3,493	—	—	—	3,493

	$119,253,058	$(92,827,743)	$(12,545,824)	$(13,435,803)	$443,688

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Australia and New Zealand Banking Group Limited	$(515,857)	$515,857	$—	$—	$—
Bank of America, N.A.	(1,510,432)	1,510,432	—	—	—
Barclays Bank PLC	(3,476,024)	3,476,024	—	—	—
BNP Paribas	(8,693,090)	8,693,090	—	—	—
Citibank, N.A.	(2,578,452)	2,578,452	—	—	—
Credit Suisse International	(144,643)	144,643	—	—	—
Deutsche Bank AG	(15,233,143)	15,233,143	—	—	—
Goldman Sachs International	(42,530,055)	37,396,762	—	2,767,000	(2,366,293)
HSBC Bank USA, N.A.	(1,534,967)	1,152,102	382,865	—	—
ICBC Standard Bank plc	(4,861,334)	15,779	4,724,750	—	(120,805)
JPMorgan Chase Bank, N.A.	(6,307,508)	4,995,054	929,631	—	(382,823)
Morgan Stanley & Co. International PLC	(2,691,304)	1,842,968	504,942	—	(343,394)
Nomura International PLC	(38,845)	38,845	—	—	—
Standard Chartered Bank	(15,234,592)	15,234,592	—	—	—
State Street Bank and Trust Company	(1,944,674)	—	1,944,674	—	—

	$(107,294,920)	$92,827,743	$8,486,862	$2,767,000	$(3,213,315)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

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Notes to Consolidated Financial Statements — continued

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

Information with respect to repurchase and reverse repurchase agreements at October 31, 2015 is included at Note 7.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the year ended October 31, 2015 was as follows:

Consolidated Statement of Operations Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate

Net realized gain (loss) —
Investment transactions	$—	$—	$(3,033,350)	$(2,462,704)	$—
Futures contracts	4,780,473	—	(3,500,596)	—	(29,748,040)
Written options	—	—	1,833,793	3,531,582	—
Swap contracts	—	(3,376,770)	810,892	17,513	17,820,909
Forward commodity contracts	1,207,976	—	—	—	—
Foreign currency and forward foreign currency exchange contract transactions	—	—	—	136,592,726	—

Non-deliverable bond forward contracts	—	—	—	—	(4,431,518)

Total	$5,988,449	$(3,376,770)	$(3,889,261)	$137,679,117	$(16,358,649)

Change in unrealized appreciation (depreciation) —
Investments	$—	$—	$(2,172,754)	$(5,380,329)	$(352,925)
Futures contracts	6,241,473	—	(1,722,379)	—	(2,561,030)
Written options and swaptions	—	—	(402,781)	7,345,199	410,337
Swap contracts	—	3,821,012	(187,099)	(165,861)	(20,521,788)
Forward commodity contracts	(850,400)	—	—	—	—
Foreign currency and forward foreign currency exchange contracts	—	—	—	(31,934,167)	—

Non-deliverable bond forward contracts	—	—	—	—	(683,599)

Total	$5,391,073	$3,821,012	$(4,485,013)	$(30,135,158)	$(23,709,005)

The average notional amounts of derivative contracts outstanding during the year ended October 31, 2015, which are indicative of the volume of these derivative types, were as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Commodity Contracts	Forward Foreign Currency Exchange Contracts	Non-deliverable Bond Forward Contracts	Interest Rate Swaptions Purchased	Swap Contracts

$116,793,000	$1,366,201,000	$13,909,000	$2,967,837,000	$223,854,000	$14,303,000	$4,323,317,000

The average principal amount of purchased currency options contracts and average number of purchased index options contracts outstanding during the year ended October 31, 2015, which are indicative of the volume of these derivative types, were approximately $806,081,000 and 1,801 contracts, respectively.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 2, 2016. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to

56

Global Macro Absolute Return Advantage Portfolio

October 31, 2015

Notes to Consolidated Financial Statements — continued

borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2015.

7  Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of October 31, 2015 were as follows:

Counterparty	Trade Date	Maturity Date(1)	Interest Rate Paid (Received)	Principal Amount	Value Including Accrued Interest

Barclays Bank PLC	6/17/15	On Demand	(0.25)%	$1,483,650	$1,483,650
Barclays Bank PLC	10/29/15	On Demand	(0.75)	4,147,424	4,147,424
Barclays Bank PLC	10/29/15	On Demand	(1.00)	3,793,140	3,793,140
JPMorgan Chase Bank, N.A.	10/2/15	On Demand	(0.35)	1,267,743	1,267,743
JPMorgan Chase Bank, N.A.	10/8/15	On Demand	(0.35)	1,485,990	1,485,990
JPMorgan Chase Bank, N.A.	10/22/15	On Demand	(0.50)	4,279,167	4,279,167
JPMorgan Chase Bank, N.A.	10/29/15	On Demand	(0.25)	12,384,969	12,384,969

Total					$28,842,083

(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

For the year ended October 31, 2015, the average borrowings under settled reverse repurchase agreements and the average interest rate received were approximately $45,539,000 and 1.29%, respectively. Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at October 31, 2015. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy (see Note 9) at October 31, 2015.

Repurchase agreements and reverse repurchase agreements entered into by the Portfolio are subject to Master Repurchase Agreements (MRA), which permit the Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio.

The following tables present the Portfolio’s repurchase and reverse repurchase agreements net of amounts available for offset under an MRA and net of the related collateral received and/or pledged by the Portfolio as of October 31, 2015.

Counterparty	Repurchase Agreements	Liabilities Available for Offset	Securities Collateral Received(a)	Net Amount(b)

Bank of America, N.A.	$5,346,500	$—	$(5,136,790)	$209,710

	$5,346,500	$—	$(5,136,790)	$209,710

Counterparty	Reverse Repurchase Agreements	Assets Available for Offset	Securities Collateral Pledged(a)	Net Amount(c)

Barclay Bank PLC	$(9,424,214)	$—	$9,424,214	$—
JPMorgan Chase Bank, N.A.	(19,417,869)	—	19,417,869	—

	$(28,842,083)	$—	$28,842,083	$—

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

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October 31, 2015

Notes to Consolidated Financial Statements — continued

8  Risks Associated with Foreign Investments

The Portfolio’s investments in foreign instruments can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility.

The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total

Foreign Government Bonds	$—	$1,349,419,516		$—	$1,349,419,516
Foreign Corporate Bonds	—	53,389,431		—	53,389,431
Sovereign Loans (Less Unfunded Loan Commitments)	—	—		8,537,712	8,537,712
Collateralized Mortgage Obligations	—	14,732,343		—	14,732,343
Common Stocks	19,110,997	17,317,936	**	—	36,428,933
Investment Funds	—	8,199,695		—	8,199,695
Currency Options Purchased	—	31,970,017		—	31,970,017
Call Options Purchased	—	6,130,992		—	6,130,992
Interest Rate Swaptions Purchased	—	390,865		—	390,865
Short-Term Investments —
Foreign Government Securities	—	78,952,331		—	78,952,331
U.S. Treasury Obligations	—	80,479,871		—	80,479,871
Repurchase Agreements	—	5,346,500		—	5,346,500
Other	—	167,895,836		—	167,895,836

Total Investments	$19,110,997	$1,814,225,333		$8,537,712	$1,841,874,042

Forward Commodity Contracts	$—	$537,875		$—	$537,875
Forward Foreign Currency Exchange Contracts	—	35,490,097		—	35,490,097
Futures Contracts	7,603,881	4,897,851		—	12,501,732
Swap Contracts	—	54,863,773		—	54,863,773

Total	$26,714,878	$1,910,014,929		$8,537,712	$1,945,267,519

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Global Macro Absolute Return Advantage Portfolio

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Notes to Consolidated Financial Statements — continued

Liability Description	Level 1	Level 2	Level 3*	Total

Currency Options Written	$—	$(24,183,847)	$—	$(24,183,847)
Call Options Written	—	(5,866,931)	—	(5,866,931)
Interest Rate Swaptions Written	—	(373,480)	—	(373,480)
Securities Sold Short	—	(5,084,682)	—	(5,084,682)
Forward Foreign Currency Exchange Contracts	—	(36,462,492)	—	(36,462,492)
Non-deliverable Bond Forward Contracts	—	(683,599)	—	(683,599)
Futures Contracts	(11,369,148)	(696,376)	—	(12,065,524)
Swap Contracts	—	(45,244,838)	—	(45,244,838)

Total	$(11,369,148)	$(118,596,245)	$—	$(129,965,393)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2015 is not presented. At October 31, 2015, there were no investments transferred between Level 1 and Level 2 during the year then ended.

59

Global Macro Absolute Return Advantage Portfolio

October 31, 2015

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Global Macro Absolute Return Advantage Portfolio:

We have audited the accompanying consolidated statement of assets and liabilities of Global Macro Absolute Return Advantage Portfolio and subsidiary (the “Portfolio”), including the consolidated portfolio of investments, as of October 31, 2015, and the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, and the consolidated supplementary data for each of the five years in the period then ended. These financial statements and supplementary data are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities and senior loans owned as of October 31, 2015, by correspondence with the custodian, brokers and selling or agent banks; where replies were not received from brokers and selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements and consolidated supplementary data referred to above present fairly, in all material respects, the financial position of Global Macro Absolute Return Advantage Portfolio and subsidiary as of October 31, 2015, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 23, 2015

60

Eaton Vance

Global Macro Absolute Return Advantage Fund

October 31, 2015

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Global Macro Absolute Return Advantage Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 174 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee
Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 174 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and the Portfolio.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc.

Noninterested Trustees
Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years.(2) None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (1989-1995); Consultant, Bain and Company (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the Bank of America Money Market Funds Series Trust (2011-2014) and of the Ashmore Funds (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Trustee	2003

Private investor. Formerly, Consultant (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

61

Eaton Vance

Global Macro Absolute Return Advantage Fund

October 31, 2015

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)
Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm)
(1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland(3) 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	2007 (Chairman) 2005 (Trustee)

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(2) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(4)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President of the Trust and Vice President of the Portfolio	2003	Vice President and Chief Income Investment Officer of EVM and BMR.
Eric A. Stein 1980	President of the Portfolio	2012	Vice President of EVM and BMR.
Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.
James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.
Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Mr. Gorman) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and

62

Eaton Vance

Global Macro Absolute Return Advantage Fund

October 31, 2015

Management and Organization — continued

Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).
(3)	Ms. Sutherland began serving as a Trustee effective May 1, 2015.
(4)	Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

63

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

64

Investment Adviser of Global Macro Absolute Return Advantage Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Global Macro Absolute Return Advantage Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

4836 10.31.15

Item 2.	Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3.	Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4.	Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2014 and October 31, 2015 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Period Ended	10/31/14	10/31/15
Audit Fees	$111,580	$105,607
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$41,655	$38,788
All Other Fees(3)	$0	$0

Total	$153,235	$144,395

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2014 and October 31, 2015; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/14	10/31/15
Registrant	$41,655	$38,788
Eaton Vance(1)	$99,750	$46,000

(1)	Certain subsidiaries of Eaton Vance Corp. provide ongoing services to the registrant.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Absolute Return Advantage Portfolio

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	December 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 18, 2015

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	December 18, 2015